                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08104

                               CONSTELLATION FUNDS
               (Exact name of registrant as specified in charter)


                                    --------


                         1205 Westlakes Drive Suite 280
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                               Constellation Funds
                                 P.O. Box 219520
                           Kansas City, MO 64105-9520
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-242-5742

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Clover Core Value Fund


-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

COMMON STOCK (105.8%)
CONSUMER DISCRETIONARY (4.8%)
  Barnes & Noble (A)                      39,900  $     1,703
  CCE Spinco*                              2,250           29
  Clear Channel Communications            18,000          566
  JC Penney                               32,900        1,829
  Walt Disney (A)*                        49,000        1,175
                                                  ------------
                                                        5,302
                                                  ------------
CONSUMER STAPLES (6.8%)
  Constellation Brands, Cl A (A)*         53,000        1,390
  CVS (A)                                 82,500        2,180
  Dean Foods*                             59,200        2,229
  HJ Heinz                                52,600        1,774
                                                  ------------
                                                        7,573
                                                  ------------
ENERGY (13.6%)
  Chesapeake Energy (A)                   55,000        1,745
  ConocoPhillips (A)                      46,000        2,676
  Exxon Mobil (A)                         45,600        2,562
  National Oilwell Varco*                 45,100        2,828
  Noble Energy                            33,900        1,366
  Reliant Energy*                         70,000          723
  Valero Energy                           63,300        3,266
                                                  ------------
                                                       15,166
                                                  ------------
FINANCIALS (37.8%)
  ACE (A)                                 50,500        2,699
  Assurant                                51,500        2,240
  Bank of New York                        60,600        1,930
  Citigroup                               46,700        2,266
  Federated Investors, Cl B               93,700        3,471
  Freddie Mac                             20,800        1,359
  Goldman Sachs Group (A)                 17,900        2,286
  Hartford Financial Services
   Group                                  32,000        2,748
  Lehman Brothers Holdings                18,400        2,358
  Loews                                   35,600        3,377
  Marshall & Ilsley                       17,100          736
  Merrill Lynch                           43,200        2,926
  Prudential Financial                    24,500        1,793
  Radian Group                            47,600        2,789
  Safeco                                  20,800        1,175
  Sovereign Bancorp                      123,200        2,664
  Torchmark                               49,400        2,747
  Wells Fargo (A)                         39,800        2,501
                                                  ------------
                                                       42,065
                                                  ------------
HEALTH CARE (12.7%)
  Aetna (A)                               35,400        3,339
  Cigna                                   18,500        2,066
  Community Health Systems*               59,300        2,274
  Lincare Holdings*                       45,200        1,894
  Sanofi-Aventis ADR                      30,700        1,348
  WellPoint*                              40,600        3,239
                                                  ------------
                                                       14,160
                                                  ------------
INDUSTRIALS (9.9%)
  Alliant Techsystems*                    21,400        1,630
  Burlington Northern Santa Fe            36,000        2,550
  Dun & Bradstreet*                       24,100        1,614
  Honeywell International                 49,900        1,859
  Republic Services                       47,800        1,795

-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------
  SPX                                     33,000  $     1,510
                                                  ------------
                                                       10,958
                                                  ------------
INFORMATION TECHNOLOGY (7.8%)
  BISYS Group*                           125,900        1,764
  Digital Insight*                        59,225        1,896
  eFunds*                                 71,000        1,664
  Fairchild Semiconductor
     International (A)*                  122,900        2,078
  Ingram Micro, Cl A*                     62,900        1,254
                                                  ------------
                                                        8,656
                                                  ------------
MATERIALS (3.3%)
  Lubrizol                                49,200        2,137
  Syngenta ADR                            60,400        1,504
                                                  ------------
                                                        3,641
                                                  ------------
UTILITIES (9.1%)
  CMS Energy (A)*                        108,300        1,571
  Constellation Energy Group              31,600        1,820
  Dominion Resources                      21,300        1,644
  Edison International                    31,600        1,378
  Exelon (A)                              24,800        1,318
  NiSource                                55,400        1,156
  Public Service Enterprise
   Group (A)                              19,850        1,290
                                                  ------------
                                                       10,177
                                                  ------------
Total Common Stock
  (Cost $103,531)                                     117,698
                                                  ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES
(24.0%)
  BlackRock Institutional Money
   Market Trust                       26,698,155       26,698
                                                  ------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
  (Cost $26,698)                                       26,698
                                                  ------------

CASH EQUIVALENT (0.1%)
  PNC Bank Money Market Fund,
     3.68% (B)                            71,164           71
                                                  ------------
Total Cash Equivalent
  (Cost $71)                                               71
                                                  ------------

Total Investments (129.9%)
  (Cost $130,300)                                 $   144,467
                                                  ============

Percentages are based on Net Assets of $111,224,567.
* Non-income producing security.
(A) The security or a portion of the security is on loan at December
31, 2005. The total value of securities on loan at December 31, 2005 was $25,771,456.
(B) The rate shown is the 7-day effective yield less 50 basis points as of December 31, 2005.
ADR -- American Depositary Receipt
Cl -- Class

At December 31, 2005, the tax basis cost of the Fund's investments was $130,338,467, and the unrealized appreciation and depreciation were $15,760,529 and $(1,631,744) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Clover Small Cap Value Fund






-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

COMMON STOCK (103.9%)
CONSUMER DISCRETIONARY (13.7%)
  Big Lots (A)*                           93,450  $     1,122
  Brown Shoe                              58,850        2,497
  Buckle                                  39,850        1,285
  Callaway Golf                          160,700        2,224
  Commercial Vehicle Group*               61,075        1,147
  Cumulus Media, Cl A*                    91,275        1,133
  Dollar Thrifty Automotive Group*        85,275        3,076
  Domino's Pizza                         137,000        3,315
  Entravision Communications, Cl A*      175,150        1,247
  Escala Group (A)*                       89,100        1,807
  Genesco (A)*                            52,025        2,018
  Guess ? (A)*                            46,275        1,647
  Loews - Carolina Group                  57,650        2,536
  Monro Muffler                           72,575        2,201
  Multimedia Games (A)*                  140,925        1,304
  Phillips-Van Heusen                     85,075        2,756
  Playtex Products*                      146,875        2,008
  RC2*                                    41,025        1,457
  Select Comfort*                         63,125        1,727
  Steiner Leisure*                       101,825        3,621
  Timberland, Cl A (A)*                   49,875        1,623
  Too*                                    73,500        2,073
  Valuevision Media, Cl A*               189,400        2,387
  Wolverine World Wide                    83,500        1,875
                                                  ------------
                                                       48,086
                                                  ------------
CONSUMER STAPLES (4.2%)
  Andersons                               36,350        1,566
  Chiquita Brands International           87,950        1,760
  Church & Dwight                         61,675        2,037
  Energizer Holdings*                     33,075        1,647
  Natures Sunshine Prods                  81,900        1,481
  Pantry*                                 49,675        2,334
  Performance Food Group*                 88,250        2,504
  Rite Aid*                              378,225        1,316
                                                  ------------
                                                       14,645
                                                  ------------
ENERGY (7.0%)
  Cabot Oil & Gas                         62,300        2,810
  Denbury Resources*                      75,350        1,716
  Encore Acquisition*                     91,225        2,923
  Giant Industries*                       33,075        1,718
  Grey Wolf*                             309,675        2,394
  Helmerich & Payne                       48,325        2,992
  Oceaneering International*              29,400        1,463
  Reliant Energy*                        193,475        1,997
  SEACOR Holdings*                        33,800        2,302
  Tesoro (A)                              28,125        1,731
  Whiting Petroleum*                      59,450        2,378
                                                  ------------
                                                       24,424
                                                  ------------
FINANCIALS (31.1%)
  Advanta, Cl B                           99,725        3,235
  Affiliated Managers Group*              16,700        1,340
  AG Edwards                              27,450        1,286
  AmerUs Group                            55,325        3,135
  CBL & Associates Properties             51,100        2,019
  Colonial BancGroup                     219,700        5,233
  CompuCredit*                            51,925        1,998
  East West Bancorp                       28,175        1,028
  FelCor Lodging Trust*                  474,300        8,163

-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------
  Financial Federal                       51,425  $     2,286
  FPIC Insurance Group*                   71,750        2,490
  Greater Bay Bancorp                     45,475        1,165
  Hanover Insurance Group                107,220        4,479
  HCC Insurance Holdings (A)             128,100        3,802
  Home Properties                         67,650        2,760
  Investment Technology Group*            63,225        2,241
  Jackson Hewitt Tax Service             102,000        2,826
  Jefferies Group                         56,300        2,532
  Jones Lang LaSalle                      31,225        1,572
  LTC Properties                          89,750        1,887
  MeriStar Hospitality*                  246,800        2,320
  Mid-America Apartment
   Communities                            59,750        2,898
  Navigators Group*                       47,525        2,073
  Nelnet, Cl A*                           47,775        1,944
  Northwest Bancorp                       97,725        2,078
  Ohio Casualty                          116,600        3,302
  PFF Bancorp                            153,450        4,683
  ProAssurance*                           71,400        3,473
  Reckson Associates Realty (A)           72,750        2,618
  Scottish Re Group                       69,750        1,712
  Selective Insurance Group               66,350        3,523
  State Auto Financial                    64,600        2,355
  Sterling Bancshares                    208,000        3,212
  Sterling Financial                      50,180        1,254
  Strategic Hotel Capital                140,975        2,901
  Tanger Factory Outlet Center            80,625        2,317
  Trammell Crow*                          57,625        1,478
  United America Indemnity, Cl A*        160,875        2,954
  United Fire & Casualty                  53,325        2,156
  West Coast Bancorp                      52,150        1,379
  Zenith National Insurance               59,800        2,758
                                                  ------------
                                                      108,865
                                                  ------------
HEALTH CARE (7.0%)
  American Dental Partners*               84,150        1,521
  Cerner*                                 30,400        2,764
  Community Health Systems*               79,800        3,060
  LCA-Vision                              58,575        2,783
  Lincare Holdings*                       41,975        1,759
  Odyssey HealthCare*                    178,625        3,330
  PetMed Express*                        120,875        1,713
  Triad Hospitals*                        56,500        2,216
  VCA Antech*                             75,575        2,131
  Viasys Healthcare*                     118,425        3,043
                                                  ------------
                                                       24,320
                                                  ------------
INDUSTRIALS (17.4%)
  AAR*                                    81,800        1,959
  Alderwoods Group*                      178,875        2,839
  Aviall*                                 34,725        1,000
  Brightpoint*                            64,575        1,791
  CIRCOR International                    44,325        1,137
  CNF                                     45,075        2,519
  Eagle Materials (A)                     13,300        1,627
  EMCOR Group*                            44,250        2,988
  Equifax                                 31,725        1,206
  Flowserve*                              71,100        2,813
  FTI Consulting (A)*                     51,325        1,408
  Gardner Denver*                         29,450        1,452
  GATX (A)                                34,250        1,236
  Genesee & Wyoming, Cl A*                43,300        1,626
  HUB Group*                              42,950        1,518
  John Wiley & Sons, Cl A                 33,150        1,294
  Laidlaw International*                  90,650        2,106

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Clover Small Cap Value Fund



-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------
  Mesa Air Group*                        351,700  $     3,679
  Molecular Devices*                      40,525        1,172
  Moog, Cl A*                             36,225        1,028
  NS Group*                               33,350        1,394
  Pacer International*                   100,975        2,632
  Quanta Services*                       180,525        2,378
  Reliance Steel & Aluminum (A)           40,100        2,451
  Shaw Group*                             52,150        1,517
  Teleflex                                37,850        2,460
  Terex (A)*                              50,375        2,992
  United Rentals*                        154,275        3,609
  URS*                                    54,125        2,036
  Washington Group International*         30,400        1,610
  Waste Connections*                      44,025        1,517
                                                  ------------
                                                       60,994
                                                  ------------
INFORMATION TECHNOLOGY (11.9%)
  Activision (A)*                        196,744        2,703
  Aeroflex*                              217,900        2,342
  Carreker*                              198,350          990
  Checkpoint Systems*                     97,925        2,414
  Coherent*                               45,975        1,365
  CSG Systems International (A)*          69,725        1,556
  Cymer*                                  62,525        2,220
  eFunds*                                 74,475        1,746
  Exar*                                   96,563        1,209
  Fairchild Semiconductor
     International (A)*                  195,825        3,311
  Integrated Silicon Solutions*          358,700        2,310
  IXYS*                                  194,625        2,275
  LSI Logic*                             371,600        2,973
  Neoware Systems*                       124,500        2,901
  Photronics*                             65,100          980
  Polycom*                                89,025        1,362
  SonicWALL*                             218,275        1,729
  THQ*                                   146,962        3,505
  Vignette*                              109,500        1,786
  Zoran*                                 127,550        2,068
                                                  ------------
                                                       41,745
                                                  ------------
MATERIALS (3.0%)
  Crown Holdings*                         70,225        1,371
  HB Fuller                               97,025        3,111
  Owens-Illinois*                         88,150        1,855
  Potlatch                                25,225        1,286
  Quanex                                  22,750        1,137
  RPM International                      107,700        1,871
                                                  ------------
                                                       10,631
                                                  ------------
TELECOMMUNICATION SERVICES (1.9%)
  Nice Systems ADR*                       84,275        4,059
  Talk America Holdings*                 143,400        1,237
  West*                                   31,000        1,307
                                                  ------------
                                                        6,603
                                                  ------------
UTILITIES (6.7%)
  Allegheny Energy*                       37,500        1,187
  Centerpoint Energy (A)                 125,850        1,617
  CMS Energy (A)*                        262,550        3,810
  El Paso Electric*                      127,225        2,677
  Headwaters*                             91,875        3,256
  NorthWestern                            51,175        1,590
  NRG Energy*                             49,175        2,317
  SEMCO Energy*                          248,225        1,395

-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------
  Sierra Pacific Resources*              113,400  $     1,479
  Southern Union*                         86,665        2,048
  Unisource Energy                        61,675        1,924
                                                  ------------
                                                       23,300
                                                  ------------
Total Common Stock
  (Cost $302,881)                                     363,613
                                                  ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES
(9.6%)
  BlackRock Institutional Money
   Market Trust                       33,687,973       33,688
                                                  ------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
  (Cost $33,688)                                       33,688
                                                  ------------

CASH EQUIVALENT (0.2%)
  PNC Bank Money Market Fund,
     3.68% (B)                           762,211          762
                                                  ------------
Total Cash Equivalent
  (Cost $762)                                             762
                                                  ------------

Total Investments (113.7%)
  (Cost $337,331)                                 $   398,063
                                                  ============

Percentages are based on Net Assets of $350,021,224.
* Non-income producing security.
(A) The security or a portion of the security is on loan at December
31, 2005. The total value of securities on loan at December 31, 2005 was $32,131,736.
(B) The rate shown is the 7-day effective yield less 50 basis points as of December 31, 2005.
ADR -- American Depositary Receipt
Cl -- Class

At December 31, 2005, the tax basis cost of the Fund's investments was $337,559,032, and the unrealized appreciation and depreciation were $67,627,388 and $(7,123,362) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS December 31, 2005 (Unaudited)


Constellation Clover Core Fixed Income Fund

--------------------------------------------------------------------------------
                                               Face Amount
                                                  (000)             Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (39.9%)
     FHLMC CMO/REMIC
     Ser 2882, Cl OI IO
       5.000%, 02/15/30                        $     1,087          $      169
     Ser 2882, Cl YI IO
       5.000%, 03/15/24                              4,763                 421
     FHLMC
     Pool #C01844
       4.500%, 04/01/34                                623                 588
     Pool #G08062
       5.000%, 06/01/35                                731                 708
     Pool #G11570
       5.000%, 04/01/19                                416                 412
     FNMA CMO/REMIC
     Ser 1994-17, Cl H
       6.000%, 02/25/09                                194                 195
     FNMA
     Pool #254759
       4.500%, 06/01/18                              1,338               1,305
     Pool #255111
       5.500%, 03/01/34                                818                 811
     Pool #369214
       5.000%, 04/01/09                                 28                  28
     Pool #535301
       6.500%, 04/01/15                                 80                  83
     Pool #689022
       5.000%, 05/01/33                                913                 888
     Pool #694431
       5.000%, 03/01/18                                564                 558
     Pool #738783
       7.000%, 02/01/25                                559                 584
     Pool #835760
       4.500%, 09/01/35                                768                 724
     GNMA CMO/REMIC
     Ser 2004-59, Cl DA
       5.000%, 06/16/34                                184                 182
     GNMA
     Pool #13125
       8.000%, 10/15/06                                  1                   1
     Pool #187899
       8.000%, 05/15/17                                  6                   6
     Pool #196477
       10.000%, 04/15/10                                19                  21
     Pool #202886
       8.000%, 03/15/17                                 20                  22
     Pool #221235
       8.500%, 07/15/17                                 16                  17
     Pool #331786
       8.000%, 08/15/22                                 18                  19
     Pool #376400
       6.500%, 02/15/24                                105                 110
     Pool #439478
       7.000%, 01/15/27                                 80                  84
     Pool #457921
       5.500%, 12/15/28                                188                 189
     Pool #462622
       6.500%, 03/15/28                                139                 145
     Pool #533974
       6.500%, 05/15/32                                 74                  78
     Pool #553328
       4.500%, 07/15/18                                591                 580
     Pool #570400
       6.500%, 09/15/31                                171                 178

--------------------------------------------------------------------------------
                                               Face Amount
                                                  (000)             Value (000)
--------------------------------------------------------------------------------
   Pool #604616
     4.500%, 09/15/18                          $       662          $      650
   Pool #781029
     6.500%, 05/15/29                                   49                  51
   Pool #781096
     6.500%, 12/15/28                                  231                 242
   Pool #781231
     7.000%, 12/15/30                                  112                 117
   Pool #781276
     6.500%, 04/15/31                                  180                 188
   Pool #781328
     7.000%, 09/15/31                                  110                 115
                                                                    ----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $10,545)                                                        10,469
                                                                    ----------
CORPORATE BONDS (27.6%)

CONSUMER STAPLES (4.5%)
   Conagra Foods
     7.875%, 09/15/10                                  700                 771
   Sysco
     7.250%, 04/15/07                                  405                 416
                                                                    ----------
                                                                         1,187
                                                                    ----------
ENERGY (2.0%)
   XTO Energy
     7.500%, 04/15/12                                  475                 531
                                                                    ----------
FINANCIALS (3.6%)
   Marsh & McClennan
     7.125%, 06/15/09                                  600                 635
   US Bancorp
     6.875%, 09/15/07                                  300                 310
                                                                    ----------
                                                                           945
                                                                    ----------
INDUSTRIALS (2.7%)
   Thermo Electron
     7.625%, 10/30/08                                  665                 708
                                                                    ----------
UTILITIES (14.8%)
   Carolina Power & Light
     5.125%, 09/15/13                                  685                 683
   Consolidated Edison, Ser 97-B
     6.450%, 12/01/07                                  300                 308
   Consolidated Natural Gas, Ser C
     6.250%, 11/01/11                                  415                 435
   Emerson Electric
     7.125%, 08/15/10                                  400                 437
   Kinder Morgan Energy
     5.125%, 11/15/14                                  500                 489
   PPL Electric Utilities
     4.300%, 06/01/13                                  525                 499
   Scana, MTN, Ser B
     5.810%, 10/23/08                                1,000               1,021
                                                                    ----------
                                                                         3,872
                                                                    ----------
Total Corporate Bonds
   (Cost $7,281)                                                         7,243
                                                                    ----------
U.S. TREASURY OBLIGATIONS (17.4%)

U.S. TREASURY BONDS (11.0%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                                  925               1,162

Schedule of Investments
================================================================================
CONSTELLATION FUNDS December 31, 2005 (Unaudited)


Constellation Clover Core Fixed Income Fund

--------------------------------------------------------------------------------
                                               Face Amount
                                              (000)/Shares          Value (000)
--------------------------------------------------------------------------------
     6.250%, 08/15/23                          $       650          $      776
     6.000%, 02/15/26                                  450                 531
     5.500%, 08/15/28                                  375                 422
                                                                    ----------
                                                                         2,891
                                                                    ----------
U.S. TREASURY NOTES (6.4%)
   U.S. Treasury Notes
     5.000%, 02/15/11                                  850                 875
     4.000%, 11/15/12                                  800                 783
                                                                    ----------
                                                                         1,658
                                                                    ----------
Total U.S. Treasury Obligations
   (Cost #4,533)                                                         4,549
                                                                    ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (5.1%)
   FHLB
     3.750%, 02/06/08                                  500                 490
   TVA
     5.880%, 04/01/36                                  750                 852
                                                                    ----------
Total U.S. Government Agency Obligations
   (Cost 1,367)                                                          1,342
                                                                    ----------

CONVERTIBLE BONDS (4.5%)
   BEA Systems, CV to 28.8600 Shares
     4.000%, 12/15/06                                  410                 403
   Bisys Group, CV to 29.9458 Shares
     4.000%, 03/15/06                                  650                 643
   Quebecor World, CV to 30.5880 Shares
     6.000%, 10/01/07                                  128                 125
                                                                    ----------
                                                                         1,171
                                                                    ----------
Total Convertible Bonds
  (Cost 1,184)                                                           1,171

ASSET-BACKED SECURITIES (2.1%)
   Merrill Lynch Mortgage Investors, Ser
     1998-C1, Cl A3
     6.720%, 11/15/26                                  500                 543
                                                                    ----------
Total Asset-Backed Securities
   (Cost $560)                                                             543
                                                                    ----------
MUNICIPAL BONDS (1.5%)

VIRGINIA (1.5%)
   State Housing Authority RB, Taxable
     Rental, Ser C
     5.000%, 05/01/13                                  400                 399
                                                                    ----------
Total Municipal Bonds
   (Cost $406)                                                             399
                                                                    ----------
CASH EQUIVALENT (1.4%)
   PNC Bank Money Market Fund,
     3.68% (A)                                     360,054                 360
                                                                    ----------
Total Cash Equivalent
   (Cost $360)                                                             360
                                                                    ----------
Total Investments (99.5%)
   (Cost $26,236)                                                   $   26,076
                                                                    ==========

Percentages are based on Net Assets of $26,216,344.

(A) The rate shown is the 7-day effective yield less 50 basis points as of December 31, 2005.
Cl --Class
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO --Interest Only Security
MTN -- Medium Term Note
RB --Revenue Bond
REMIC -- Real Estate Mortgage Investment Conduit
Ser --- Series
TVA -- Tennessee Valley Authority

At December 31, 2005, the tax basis cost of the Fund's investments was $26,235,687, and the unrealized appreciation and depreciation were $202,146 and $(362,225) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Clover Income Plus Fund



---------------------------------------------------------------
                                       Shares      Value (000)
---------------------------------------------------------------
CASH EQUIVALENT (138.0%)
  PNC Bank Money Market Fund,
     3.68% (A)                       1,182,788    $     1,183
                                                  -----------
Total Cash Equivalent
(Cost $1,183)                                           1,183
                                                  -----------

Total Investments (138.0%)
(Cost $1,183)                                     $     1,183
                                                  ===========



Percentages are based on Net Assets of $857,118
(A) The rate shown is the 7-day effective yield less 50 basis points as of December 31, 2005.

The Fund liquidated on January 20, 2006.

For Federal income tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Chartwell Ultra Short Duration Fixed Income Fund





-----------------------------------------------------------------
                                       Face Amount
                                          (000)      Value (000)
-----------------------------------------------------------------

U.S.  GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (81.2%)
      FHLMC CMO/REMIC
      Ser 1106, Cl E
        7.500%, 07/15/06              $       --   $        --
      Ser 1377, Cl F (A)
        4.875%, 09/15/07                     132           132
      Ser 1544, Cl L (A)
        4.390%, 07/15/08                     100            99
      Ser 2440, Cl OG
        6.500%, 12/15/30                   1,053         1,058
      Ser 2463, Cl PE
        6.000%, 03/15/28                     814           814
      Ser 2520, Cl BD
        5.250%, 10/15/31                   1,284         1,282
      Ser 2537, Cl LA
        4.250%, 05/15/30                   1,157         1,147
      Ser 2571, Cl FN (A)
        5.019%, 08/15/32                   9,141         9,309
      Ser 2575, Cl LM
        4.500%, 05/15/32                   1,890         1,857
      Ser 2586, Cl WA
        4.000%, 12/15/32                   2,980         2,873
      Ser 2590, Cl UL
        3.750%, 03/15/32                   1,968         1,901
      Ser 2594, Cl YA
        4.000%, 04/15/23                   2,419         2,344
      Ser 2628, Cl F (A)
        4.769%, 06/15/32                   3,920         3,938
      Ser 2640, Cl OT
        2.000%, 04/15/22                   3,056         2,961
      Ser 2649, Cl PJ
        3.500%, 06/15/33                   2,235         2,164
      Ser 2650, Cl FX (A)
        4.769%, 12/15/32                   8,008         8,055
      Ser 2684, Cl GN
        3.250%, 05/15/23                   2,842         2,788
      Ser 2744, Cl JX
        3.500%, 01/15/23                   3,612         3,541
      Ser 2750, Cl FG (A)
        4.769%, 02/15/34                   4,641         4,679
      Ser 2764, Cl FB (A)
        4.719%, 03/15/31                   3,674         3,689
      Ser 2770, Cl FH (A)
        4.769%, 03/15/34                   4,455         4,500
      Ser 2778, Cl FV (A)
        4.969%, 03/15/34                     953           967
      Ser 2799, Cl F (A)
        4.969%, 05/15/34                   5,365         5,403
      Ser 2822, Cl FP (A)
        4.969%, 11/15/32                   2,697         2,698
      Ser 2827, Cl FW (A)
        5.169%, 07/15/34                   3,435         3,450
      Ser 2858, Cl HF (A)
        4.919%, 09/15/34                   2,581         2,591
      Ser 2876, Cl FH (A)
        4.919%, 10/15/34                   4,213         4,239
      Ser 2878, Cl FD (A)
        4.969%, 10/15/34                   1,367         1,368
      Ser 2886, Cl BF (A)
        4.869%, 11/15/34                   2,412         2,420
      Ser 2892, Cl KF (A)
        5.019%, 11/15/34                   6,785         6,840
      Ser 2894, Cl FB (A)
        4.969%, 11/15/34                   2,695         2,696

-----------------------------------------------------------------
                                       Face Amount
                                          (000)      Value (000)
-----------------------------------------------------------------
      Ser 2921, Cl JF (A)
        4.869%, 01/15/35            $      4,901  $      4,866
      Ser 2925, Cl  CF (A)
        4.869%, 01/15/35                     441           444
      FHLMC
      Pool #184967
        7.750%, 08/01/08                      17            17
      Pool #B15413
        8.000%, 03/01/11                     587           618
      Pool #E00746
        7.000%, 09/01/14                   1,767         1,834
      Pool #E64944
        7.000%, 07/01/11                     241           250
      Pool #G10665
        7.000%, 03/01/12                   1,961         2,035
      Pool #G10822
        7.000%, 07/01/13                   3,649         3,787
      Pool #G11072
        7.500%, 12/01/15                     669           703
      Pool #G11656
        7.000%, 06/01/17                   3,398         3,527
      Pool # G11673
        7.000%, 12/01/12                   5,039         5,229
      Pool #M90686
        5.500%, 12/01/06                     178           178
      FNMA CMO/ REMIC
      Ser 2005-108, Cl GU
        5.750%, 07/25/35                   2,811         2,819
      Ser 2005-16, Cl FW
        5.279%, 01/25/35                   4,940         5,003
      Ser 2005-93, Cl XT (A)
        7.000%, 10/25/35                   3,713         3,695
      Ser 2002-67, Cl AM
        5.000%, 11/25/15                   2,446         2,442
      Ser 2002-81, Cl F  (A)
        4.879%, 04/25/32                  15,000        15,252
      Ser 2002-82, Cl FP (A)
        4.879%, 02/25/32                   5,000         5,073
      Ser 2002-87, Cl FB (A)
        4.889%, 10/25/31                   2,000         2,018
      Ser 2002-87, Cl PY
        3.920%, 09/25/27                   2,148         2,117
      Ser 2003-119, Cl PU
        4.000%, 11/25/33                   2,656         2,592
      Ser 2003-33, Cl AM
        4.250%, 05/25/33                   1,209         1,179
      Ser 2003-33, Cl AU
        4.000%, 03/25/33                   1,869         1,791
      Ser 2003-34, Cl AD
        4.000%, 01/25/32                   1,556         1,514
      Ser 2003-34, Cl FX (A)
        5.685%, 05/25/33                     566           573
      Ser 2003-61, Cl FK (A)
        5.879%, 08/25/33                  10,868        11,425
      Ser 2003-69, Cl NF (A)
        5.885%, 07/25/33                   3,844         3,881
      Ser 2003-76, Cl FB (A)
        4.829%, 08/25/33                   3,363         3,390
      Ser 2003-81, Cl FE (A)
        4.879%, 09/25/33                   5,921         6,002
      Ser 2004-96, Cl LF (A)
        5.379%, 12/25/34                   3,362         3,370

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Chartwell Ultra Short Duration Fixed Income Fund


-----------------------------------------------------------------
                                       Face Amount
                                          (000)      Value (000)
-----------------------------------------------------------------
      FNMA
      Pool # 534851
        7.500%, 04/01/15            $        424  $        446
      Pool # 535219
        7.500%, 03/01/15                     308           324
      Pool #190054
        7.000%, 10/01/13                     411           426
      Pool #190658
      7.000%, 02/01/09                     1,271         1,299
      Pool #253472
        7.500%, 09/01/10                     271           284
      Pool #519992
        7.000%, 10/01/14                     260           271
      Pool #535635
        8.500%, 06/01/12                     536           551
      Pool #545304
        7.500%, 11/01/31                   3,039         3,185
      Pool #555646
        7.500%, 09/01/16                   1,777         1,869
      Pool #704214
        7.500%, 12/01/27                   1,625         1,707
      GNMA ARM
      Pool #8103 (A)
        4.625%, 02/20/16                      62            62
      Pool #8287 (A)
        4.125%, 11/20/17                      64            64
      Pool #8297 (A)
        4.125%, 12/20/17                      97            98
      Pool #8321 (A)
        4.625%, 02/20/18                     232           232
      Pool #8333 (A)
        4.625%, 03/20/18                     162           163
      Pool #8345 (A)
        4.875%, 04/20/18                      93            93
      Pool #8366 (A)
        4.375%, 06/20/18                      99           100
      Pool #8404 (A)
        4.750%, 09/20/18                       5             5
      Pool #8405 (A)
        5.000%, 09/20/18                      52            52
      Pool #8462 (A)
        4.375%, 02/20/19                      10            10
      Pool #8489 (A)
        4.875%, 04/20/19                      88            88
      GNMA CMO/REMIC
       Ser 2003-34, Cl PM
        4.000%, 04/20/33                   5,673         5,543
      GNMA
      Pool #781140
        7.000%, 10/15/14                   3,663         3,823
                                                  ------------

Total U.S. Government Mortgage-Backed Obligations
(Cost $208,870)                                        210,122
                                                  ------------

U.S.  GOVERNMENT AGENCY OBLIGATIONS (13.9%) FHLB
         5.740%, 08/25/08                 10,000         9,625
         5.670%, 05/19/10                 10,000         9,815
         5.450%, 12/07/07                  9,000         8,762
         4.750%, 09/29/14                  3,000         2,910
         4.000%, 02/22/07                  5,000         4,992
                                                    ----------
Total U.S. Government Agency Obligations
 (Cost $36,998)                                         36,104
                                                    ----------

-----------------------------------------------------------------
                                         Face Amount
                                        (000)/Shares  Value (000)
-----------------------------------------------------------------
REPURCHASE AGREEMENT (4.8%)
PNC Capital Markets, 3.97%, dated

12/30/05, to be repurchased on
01/03/06, repurchase price
$12,478,502 (collateralized by a
U.S. Government obligation, 4.000%,
09/22/09, par value $12,647,000,
total market value $12,473,104)(B)    $   12,473    $   12,473
                                                  ------------

Total Repurchase Agreement
(Cost $12,473)                                          12,473
                                                  ------------

CASH EQUIVALENTS (0.0%)
  BlackRock T-Fund, Institutional
  Shares, 3.91% (C)                          206            --
  PNC Bank Money Market Fund,
     3.68% (D)                               205            --
                                                  ------------

Total Cash Equivalents
(Cost $0)                                                   --
                                                  ------------
Total Investments (99.9%)
(Cost $258,341)                                   $    258,699
                                                  ============


Percentages are based on Net Assets of $258,842,632.
(A) Variable rate security - the rate reflected on the Schedule of Investments is the rate in effect on December 31, 2005.
(B) Tri-Party Repurchase Agreement
(C) The rate shown is the 7-day effective yield as of December 31, 2005.
(D) The rate shown is the 7-day effective yield less 50 basis points as of December 31, 2005.
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

Amounts designated as "--"are either $0 or have been rounded to $0.

At December 31, 2005, the tax basis cost of the Fund's investments was $258,341,134, and the unrealized appreciation and depreciation were $1,939,775 and $(1,581,996) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Chartwell Short Duration Fixed Income Fund



-----------------------------------------------------------------
                                       Face Amount
                                          (000)      Value (000)
-----------------------------------------------------------------
U.S.  GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (75.6%)
      FHLMC CMO/REMIC
      Ser 1093, Cl F
           7.500%, 06/15/06           $        4   $         4
      Ser 1538, Cl J
           6.500%, 06/15/08                  160           162
      Ser 2509, Cl EA
           4.000%, 12/15/12                  748           744
      Ser 2510, Cl TA
           4.000%, 06/15/32                1,054         1,013
      Ser 2515, Cl ED
           5.000%, 03/15/17                2,487         2,483
      Ser 2537, Cl LA
           4.250%, 05/15/30                1,145         1,136
      Ser 2543, Cl YJ
           4.500%, 03/15/32                1,975         1,927
      Ser 2566, Cl LM
           4.500%, 04/15/32                1,365         1,333
      Ser 2575, Cl QP
           4.500%, 11/15/31                1,613         1,585
      Ser 2583, Cl ND
           4.250%, 12/15/10                  929           924
      Ser 2590, Cl QY
           3.750%, 04/15/28                1,254         1,205
      Ser 2590, Cl UL
           3.750%, 03/15/32                2,472         2,388
      Ser 2596, Cl QE
           4.000%, 03/15/33                1,687         1,610
      Ser 2649, Cl PJ
           3.500%, 06/15/33                4,027         3,898
      Ser 2744, Cl TA
           5.500%, 03/15/26                3,843         3,855
      FHLMC
      Pool #C46122
           7.000%, 01/01/26                1,025         1,067
      Pool #C66916
           7.000%, 05/01/32                  165           172
      Pool #D94598
           6.500%, 04/01/21                  301           311
      Pool #E97227
           7.000%, 09/01/14                  454           470
      Pool #G10288
           6.000%, 09/01/09                   46            46
      Pool #G10446
           6.500%, 02/01/11                   68            70
      Pool #G30085
           7.500%, 10/01/17                  320           337
      Pool #M90771
           5.000%, 12/01/07                  709           710
      FNMA CMO/REMIC
      Ser 2005-93, Cl XT (A)
           7.000%, 10/25/35                4,966         4,943
      Ser 1991-133, Cl Z
           8.000%, 09/25/06                   19            19
      Ser 1991-72, Cl G
           8.000%, 07/25/06                    4             4
      Ser 1994-27, Cl PJ
           6.500%, 06/25/23                  243           245
      Ser 1997-81, Cl PC
           5.000%, 04/18/27                   15            15
      Ser 1999-15, Cl PC
           6.000%, 09/25/18                   46            46
      Ser 2002-71, Cl AP
           5.000%, 11/25/32                1,491         1,474

-----------------------------------------------------------------
                                       Face Amount
                                         (000)       Value (000)
-----------------------------------------------------------------
      Ser 2002-72, Cl A
           5.000%, 10/25/15            $     367    $      366
      Ser 2003-119, Cl PU
           4.000%, 11/25/33                1,138         1,111
      Ser 2003-30, Cl MB
           4.000%, 06/25/27                2,364         2,328
      Ser 2003-34, Cl GJ
           4.000%, 02/25/33                4,355         4,167
      Ser 2003-42, Cl CA
           4.000%, 05/25/33                1,326         1,276
      Ser 2003-7, Cl PA
           4.500%, 03/25/20                   78            77
      FNMA
      Pool # 838790
           4.500%, 08/01/35                3,583         3,375
      Pool #190054
           7.000%, 10/01/13                  789           818
      Pool #250477
           6.000%, 01/01/11                   36            36
      Pool #303096
           7.500%, 12/01/09                   96            98
      Pool #313429
           7.000%, 03/01/12                  286           297
      Pool #323441
           7.000%, 12/01/13                  520           540
      Pool #323493
           7.500%, 12/01/28                1,869         1,962
      Pool #323832
           7.500%, 07/01/29                  306           321
      Pool #334593
           7.000%, 05/01/24                   20            21
      Pool #404993
           7.500%, 11/01/27                1,432         1,504
      Pool #535560
           7.000%, 08/01/14                4,526         4,696
      Pool #545304
           7.500%, 11/01/31                3,241         3,396
      Pool #546474
           7.000%, 01/01/15                  804           835
      Pool #6222
           9.000%, 04/01/16                   36            38
      Pool #647567
           6.000%, 06/01/17                  693           709
      Pool #665773
           7.500%, 06/01/31                  634           666
      Pool #704214
           7.500%, 12/01/27                  920           966
      Pool #725284
           7.000%, 11/01/18                2,083         2,165
      Pool #743490
           4.000%, 10/01/33                1,008           918
      Pool #794717
           7.500%, 06/01/31                3,475         3,648
      Pool #8245
           8.000%, 12/01/08                   49            51
      GNMA ARM
      Pool #8426 (A)
           4.125%, 11/20/18                   32            32
      GNMA CMO/REMIC
      Ser 2002-72, Cl AB
           4.500%, 10/20/32                1,595         1,545
      GNMA
      Pool #2707
           5.500%, 01/20/14                   14            15

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Chartwell Short Duration Fixed Income Fund


-----------------------------------------------------------------
                                       Face Amount
                                      (000)/Shares   Value (000)
-----------------------------------------------------------------
      Pool #2802
           5.500%, 07/20/14            $      17     $      18
      Pool #2843
           5.500%, 11/20/14                  196           199
      Pool #2999
           7.500%, 11/20/30                1,619         1,695
      Pool #344233
           8.000%, 02/15/23                  121           129
      Pool #345123
           8.000%, 12/15/23                  268           287
      Pool #351122
           6.500%, 07/15/08                   33            34
      Pool #357343
           6.500%, 10/15/08                   17            18
      Pool #462486
           6.500%, 01/15/13                   68            70
      Pool #569337
           6.500%, 04/15/22                   85            89
      Pool #578189
           6.000%, 02/15/32                   79            81
      Pool #780322
           8.000%, 11/15/22                  154           165
      Pool #780327
           8.000%, 11/15/17                   79            85
      Pool #780604
           7.000%, 07/15/12                1,063         1,108
      Pool #781140
           7.000%, 10/15/14                1,879         1,961
      Pool #814
           8.000%, 08/20/17                  181           193
                                                  ------------

Total U.S. Government Mortgage-Backed Obligations
 (Cost $79,307)                                         78,305
                                                  ------------

U.S. TREASURY OBLIGATIONS (11.9%)
      U.S. Treasury Notes
           4.125%, 05/15/15 (C)            2,500         2,445
           4.000%, 04/15/10 (C)           10,000         9,855
                                                  ------------
                                                        12,300
                                                  ------------

Total U.S. Treasury Obligations
(Cost $12,519)                                          12,300
                                                  ------------

U.S.  GOVERNMENT AGENCY OBLIGATIONS (8.9%) FHLB
            6.000%, 04/26/19                 500           482
            6.000%, 03/30/20               5,000         4,840
            4.750%, 09/29/14               4,000         3,879
                                                  ------------

                                                         9,201
                                                  ------------

Total U.S. Government Agency Obligations
 (Cost $9,472)                                           9,201
                                                  ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
 LOANED SECURITIES (12.0%)
  BlackRock Institutional Money
  Market Trust                        12,414,488        12,414
                                                  ------------

Total Short-Term Investment Held as
 Collateral for Loaned Securities
 (Cost $12,414)                                         12,414
                                                  ------------

-----------------------------------------------------------------
                                         Face Amount
                                        (000)/Shares   Value (000)
-----------------------------------------------------------------
REPURCHASE AGREEMENT (3.6%)
PNC Capital Markets, 3.970%, dated
 12/30/05, to be repurchased on 01/03/06,
 repurchase price $3,744,651
 (collateralized by a U.S. Government
 obligation, 4.000%, 09/22/09,
 par value $3,796,000, total
 market value $3,743,805)(B)           $   3,743     $   3,743
                                                  ------------

Total Repurchase Agreement
 (Cost $3,743)                                           3,743
                                                  ------------

CASH EQUIVALENTS (0.0%)
  BlackRock FedFund,
  Institutional
     Shares, 4.15% (D)                       236            --
  PNC Bank Money Market Fund,
     3.68% (E)                               237            --
                                                  ------------

Total Cash Equivalents
 (Cost $0)                                                  --
                                                  ------------
Total Investments (112.0%)
 (Cost $117,455)                                  $    115,963
                                                  ============


Percentages are based on Net Assets of $103,509,082.
(A) Variable rate security - the rate reflected on the Schedule of Investments is the rate in effect on December 31, 2005.
(B) Tri-Party Repurchase Agreement
(C) The security or a portion of the security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $12,267,632.
(D) The rate shown is the 7-day effective yield as of December 31, 2005.
(E) The rate shown is the 7-day effective yield less 50 basis points as of December 31, 2005.
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

Amounts designated as "--"are either $0 or have been rounded to $0.

At December 31,2005, the tax basis cost of the Fund's investments was $117,454,902, and the unrealized appreciation and depreciation were $290,363 and $(1,782,674) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Chartwell High Yield Fund




-----------------------------------------------------------------
                                       Face Amount
                                       (000)/Shares  Value (000)
-----------------------------------------------------------------

REPURCHASE AGREEMENT (101.4%)
PNC Capital Markets, 3.970%, dated
  12/30/05, to be repurchased on
  01/03/06, repurchase price
  $637,281 (collateralized by a
  U.S. Government obligation,
  4.000%, 09/22//09, par value
  $646,000, total market value
  $637,117)(A)                       $       637  $       637
                                                  ------------
Total Repurchase Agreement
  (Cost $637)                                             637
                                                  ------------

CASH EQUIVALENT (0.0%)
  PNC Bank Money Market Fund,
     3.68% (B)                               314           --
                                                  ------------
Total Cash Equivalent
  (Cost $0)                                                --
                                                  ------------

Total Investments (101.4%)
  (Cost $637)                                     $       637
                                                  ============

Percentages are based on Net Assets of $627,529.
(A) Tri-Party Repurchase Agreement
(B) The rate shown is the 7-day effective yield less 50 basis points as of December 31, 2005.

Amounts designated as "--" are either $0 or have been rounded to $0.

The Fund liquidated on January 13, 2006.

At December 31, 2005, the tax basis cost of the Fund's investments was $637,315, and the unrealized appreciation and depreciation were $0 and $(0) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation HLAM Large Cap Quality Stock Fund


-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

COMMON STOCK (99.2%)
CONSUMER DISCRETIONARY (23.8%)
  CBS*                                     4,910  $       160
  Comcast, Cl A (A)*                      17,390          451
  Gannett                                  1,995          121
  Harley-Davidson                         11,115          572
  Home Depot (A)                          18,200          737
  International Game Technology            6,395          197
  Mattel                                  12,360          196
  Nike, Cl B (A)                           1,855          161
  Omnicom Group                            7,565          644
  TJX                                      9,045          210
  Walt Disney*                             9,750          234
                                                  ------------
                                                        3,683
                                                  ------------
CONSUMER STAPLES (8.8%)
  CVS                                     11,530          304
  PepsiCo (A)                              8,885          525
  Procter & Gamble (A)                     4,140          240
  Walgreen (A)                             6,485          287
                                                  ------------
                                                        1,356
                                                  ------------
FINANCIALS (24.7%)
  American International Group (A)        11,866          810
  Berkshire Hathaway, Cl A*                    7          620
  Cincinnati Financial                     5,150          230
  Freddie Mac                              6,645          434
  JPMorgan Chase (A)                       6,395          254
  Morgan Stanley                           6,120          347
  Synovus Financial                       20,340          550
  US Bancorp (A)                          10,140          303
  Washington Mutual (A)                    6,625          288
                                                  ------------
                                                        3,836
                                                  ------------
HEALTH CARE (19.6%)
  Allergan                                 2,730          295
  Amgen (A)*                               4,390          346
  Cardinal Health                          4,310          296
  Johnson & Johnson                        7,995          481
  Pfizer                                  15,245          356
  Teva Pharmaceutical Industries
     ADR (A)*                              6,390          275
  Varian Medical Systems*                  4,280          215
  Waters (A)*                             14,900          563
  Wyeth                                    4,655          214
                                                  ------------
                                                        3,041
                                                  ------------
INDUSTRIALS (4.1%)
  Cintas (A)                               3,630          149
  Dover                                    5,615          227
  Tyco International                       9,170          265
                                                  ------------
                                                          641
                                                  ------------
INFORMATION TECHNOLOGY (16.6%)
  Applied Materials (A)                   19,555          351
  Automatic Data Processing (A)           12,895          592
  Cisco Systems (A)*                      11,945          204
  EMC*                                     9,015          123
  First Data                              12,385          533
  Microsoft                               19,565          511
  Texas Instruments (A)                    7,985          256
                                                  ------------
                                                        2,570
                                                  ------------

-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------
TELECOMMUNICATION SERVICES (1.6%)
  Nokia ADR                               13,525  $       248
                                                  ------------
Total Common Stock
  (Cost $11,486)                                       15,375
                                                  ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (22.1%)
  BlackRock Institutional Money
  Market Trust                         3,424,695        3,425
                                                  ------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
  (Cost $3,425)                                         3,425
                                                  ------------

CASH EQUIVALENT (1.6%)
  PNC Bank Money Market Fund,
     3.68% (B)                           242,561          243
                                                  ------------
Total Cash Equivalent
  (Cost $243)                                             243
                                                  ------------

Total Investments (122.9%)
  (Cost $15,154)                                  $    19,043
                                                  ============

Percentages are based on Net Assets of $15,499,649.
* Non-income producing security.
(A) The security or a portion of the security is on loan at December
31, 2005. The total value of securities on loan at December 31, 2005 was $3,294,503.
(B) The rate shown is the 7-day effective yield less 50 basis points as of December 31, 2005.
ADR -- American Depositary Receipt.
Cl -- Class

At December 31, 2005, the tax basis cost of the Fund's investments was $15,166,535, and the unrealized appreciation and depreciation were $4,338,584 and $(462,600) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Pitcairn Diversified Value Fund



-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

COMMON STOCK (99.4%)
CONSUMER DISCRETIONARY (8.7%)
  CBS*                                    70,660  $     2,304
  Fortune Brands (A)                      30,295        2,364
  Home Depot (A)                          81,235        3,288
  Walt Disney (A)*                       241,305        5,784
                                                  ------------
                                                       13,740
                                                  ------------
CONSUMER STAPLES (5.4%)
  Altria Group                            63,825        4,769
  Coca-Cola                               59,595        2,402
  Wal-Mart Stores (A)                     30,505        1,428
                                                  ------------
                                                        8,599
                                                  ------------
ENERGY (14.6%)
  Devon Energy                            98,405        6,154
  ENSCO International (A)                 73,250        3,249
  Exxon Mobil (A)                        182,755       10,265
  Marathon Oil                            56,280        3,432
                                                  ------------
                                                       23,100
                                                  ------------
FINANCIALS (36.5%)
  Bank of New York                       150,995        4,809
  Bear Stearns                            56,300        6,504
  Capital One Financial (A)               65,200        5,633
  CapitalSource (A)*                     146,715        3,287
  Centerpoint Properties Trust            44,785        2,216
  Citigroup (A)                          162,430        7,883
  Everest Re Group (A)                    31,620        3,173
  First Industrial Realty Trust           64,865        2,497
  North Fork Bancorporation              206,785        5,658
  Radian Group                            46,380        2,718
  TCF Financial                           80,025        2,172
  Torchmark                               44,071        2,450
  Washington Mutual (A)                   37,125        1,615
  Wells Fargo                            113,820        7,151
                                                  ------------
                                                       57,766
                                                  ------------
HEALTH CARE (7.0%)
  Eli Lilly (A)                           57,700        3,265
  Pfizer                                 199,670        4,656
  WellPoint*                              39,035        3,115
                                                  ------------
                                                       11,036
                                                  ------------
INDUSTRIALS (7.2%)
  3M                                      42,470        3,291
  FedEx                                   23,590        2,439
  General Dynamics                        20,940        2,388
  Rockwell Automation                     56,515        3,344
                                                  ------------
                                                       11,462
                                                  ------------
INFORMATION TECHNOLOGY (5.6%)
  Applied Materials (A)                   78,910        1,416
  Microsoft                               98,305        2,571
  Motorola (A)                            54,010        1,220
  Unisys*                                322,850        1,882
  Xerox*                                 117,155        1,716
                                                  ------------
                                                        8,805
                                                  ------------
MATERIALS (2.6%)
  Air Products & Chemicals                47,675        2,822

-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------
  Weyerhaeuser                            18,885  $     1,253
                                                  ------------
                                                        4,075
                                                  ------------
TELECOMMUNICATION SERVICES (5.4%)
  AT&T                                   184,790        4,525
  Sprint Nextel                          174,490        4,076
                                                  ------------
                                                        8,601
                                                  ------------
UTILITIES (6.4%)
  Entergy                                 56,307        3,865
  FPL Group (A)                           86,610        3,600
  PG&E (A)                                73,100        2,713
                                                  ------------
                                                       10,178
                                                  ------------
Total Common Stock
  (Cost $134,904)                                     157,362
                                                  ------------

EXCHANGE TRADED FUND (0.7%)
  iShares Russell 1000 Value
  Index Fund                              17,405        1,201
                                                  ------------
Total Exchange Traded Fund
  (Cost $1,192)                                         1,201
                                                  ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES
(27.5%)
  BlackRock Institutional Money
  Market Trust                        43,480,513       43,481
                                                  ------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
  (Cost $43,481)                                       43,481
                                                  ------------

Total Investments (127.6%)
  (Cost $179,577)                                 $   202,044
                                                  ============

Percentages are based on Net Assets of $158,312,005.
* Non-income producing security.
(A) The security or a portion of the security is on loan at December
31, 2005. The total value of securities on loan at December 31, 2005 was $41,996,931.

At December 31, 2005, the tax basis cost of the Fund's investments was $179,651,562, and the unrealized appreciation and depreciation were $25,239,516 and $(2,847,263) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Pitcairn Select Value Fund



-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

COMMON STOCK (98.9%)
CONSUMER DISCRETIONARY (9.4%)
  CBS*                                   104,040  $     3,392
  Home Depot (A)                          54,210        2,194
                                                  ------------
                                                        5,586
                                                  ------------
CONSUMER STAPLES (4.5%)
  Altria Group                            16,525        1,235
  Coca-Cola                               35,270        1,421
                                                  ------------
                                                        2,656
                                                  ------------
ENERGY (14.2%)
  Devon Energy                            70,745        4,425
  Marathon Oil                            65,070        3,967
                                                  ------------
                                                        8,392
                                                  ------------
FINANCIALS (34.4%)
  Bank of New York                       147,985        4,713
  Bear Stearns                            24,745        2,859
  Capital One Financial                   20,270        1,751
  CapitalSource (A)*                     103,320        2,314
  First Industrial Realty
   Trust (A)                              44,020        1,695
  Radian Group                            36,080        2,114
  Torchmark                               27,810        1,546
  Wells Fargo (A)                         54,235        3,408
                                                  ------------
                                                       20,400
                                                  ------------
HEALTH CARE (7.6%)
  Pfizer                                 141,670        3,304
  WellPoint*                              15,070        1,202
                                                  ------------
                                                        4,506
                                                  ------------
INDUSTRIALS (4.8%)
  3M                                      36,860        2,857
                                                  ------------
INFORMATION TECHNOLOGY (8.2%)
  Microsoft                              122,245        3,197
  Unisys*                                101,805          594
  Xerox*                                  73,270        1,073
                                                  ------------
                                                        4,864
                                                  ------------
MATERIALS (3.4%)
  Weyerhaeuser                            30,465        2,021
                                                  ------------
TELECOMMUNICATION SERVICES (5.4%)
  AT&T                                    71,490        1,751
  Sprint Nextel                           61,590        1,439
                                                  ------------
                                                        3,190
                                                  ------------
UTILITIES (7.0%)
  PG&E (A)                               112,290        4,168
                                                  ------------
Total Common Stock
  (Cost $56,191)                                       58,640
                                                  ------------

EXCHANGE TRADED FUND (0.6%)
  iShares Russell 1000 Value
  Index Fund                               4,870          336
                                                  ------------
Total Exchange Traded Fund
  (Cost $323)                                             336
                                                  ------------

-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (18.6%)
  BlackRock Institutional Money
  Market Trust                        11,029,500  $    11,030
                                                  ------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
  (Cost $11,030)                                       11,030
                                                  ------------

Total Investments (118.1%)
  (Cost $67,544)                                  $    70,006
                                                  ============

Percentages are based on Net Assets of $59,269,820.
* Non-income producing security.
(A) The security or a portion of the security is on loan at December
31, 2005. The total value of securities on loan at December 31, 2005 was $10,691,960.

At December 31, 2005, the tax basis cost of the Fund's investments was $67,544,409, and the unrealized appreciation and depreciation were $3,381,115 and $(919,954) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Pitcairn Diversified Growth Fund



-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

COMMON STOCK (99.2%)
CONSUMER DISCRETIONARY (16.7%)
  Advance Auto Parts*                     40,642  $     1,766
  Aeropostale (A)*                        57,340        1,508
  Brinker International                   23,330          902
  Centex                                  19,005        1,359
  eBay (A)*                               46,419        2,008
  Fortune Brands (A)                      13,135        1,025
  Harley-Davidson                         18,750          965
  Home Depot (A)                          77,275        3,128
  JC Penney                               33,095        1,840
  Marriott International, Cl A (A)        26,185        1,754
  Michaels Stores                         37,750        1,335
  Walt Disney*                            75,905        1,819
                                                  ------------
                                                       19,409
                                                  ------------
CONSUMER STAPLES (11.3%)
  Altria Group                            26,860        2,007
  Coca-Cola                               77,880        3,139
  Procter & Gamble (A)                    88,115        5,100
  Wal-Mart Stores (A)                     61,512        2,879
                                                  ------------
                                                       13,125
                                                  ------------
ENERGY (3.2%)
  National Oilwell Varco*                 41,270        2,588
  Noble Energy                            28,930        1,166
                                                  ------------
                                                        3,754
                                                  ------------
FINANCIALS (7.0%)
  Bear Stearns                            17,075        1,973
  Capital One Financial                   31,110        2,688
  Everest Re Group                        13,215        1,326
  Host Marriott (A)                       47,955          909
  Wells Fargo                             19,230        1,208
                                                  ------------
                                                        8,104
                                                  ------------
HEALTH CARE (19.6%)
  Amgen (A)*                              52,332        4,127
  Cytyc*                                  37,540        1,060
  Johnson & Johnson (A)                   96,671        5,810
  Laboratory Corp of America
   Holdings*                              25,905        1,395
  Medicis Pharmaceutical, Cl A            45,125        1,446
  Medtronic                               75,947        4,372
  Pfizer                                  59,251        1,382
  WellPoint*                              40,910        3,264
                                                  ------------
                                                       22,856
                                                  ------------
INDUSTRIALS (11.8%)
  Cintas (A)                              23,345          961
  FedEx                                   18,035        1,865
  General Electric                       100,111        3,509
  Goodrich (A)                            26,630        1,094
  L-3 Communications Holdings (A)         15,165        1,128
  Rockwell Automation                     56,170        3,323
  United Technologies                     33,425        1,869
                                                  ------------
                                                       13,749
                                                  ------------
INFORMATION TECHNOLOGY (26.4%)
  Alliance Data Systems (A)*              40,175        1,430
  Apple Computer*                         21,715        1,561
  Cisco Systems (A)*                     173,532        2,971
  Citrix Systems*                         85,000        2,446

-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------
  Dell*                                   41,164  $     1,234
  Intel                                  193,798        4,837
  Jabil Circuit*                          32,045        1,189
  Micron Technology (A)*                  97,420        1,297
  Microsoft                              230,259        6,021
  Motorola (A)                            56,820        1,284
  Network Appliance (A)*                  33,210          897
  Paychex (A)                             68,205        2,600
  Qualcomm (A)                            30,869        1,330
  Yahoo!*                                 40,435        1,584
                                                  ------------
                                                       30,681
                                                  ------------
MATERIALS (2.4%)
  Air Products & Chemicals                23,425        1,387
  Sealed Air*                             25,165        1,413
                                                  ------------
                                                        2,800
                                                  ------------
TELECOMMUNICATION SERVICES (0.8%)
  Sprint Nextel                           40,840          954
                                                  ------------
Total Common Stock
  (Cost $111,922)                                     115,432
                                                  ------------

EXCHANGE TRADED FUND (0.8%)
  iShares S&P MidCap 400 Growth
  Index Fund                              13,000          983
                                                  ------------
Total Exchange Traded Fund
  (Cost $866)                                             983
                                                  ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES
(25.8%)
  BlackRock Institutional Money
  Market Trust                        29,980,397       29,980
                                                  ------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
  (Cost $29,980)                                       29,980
                                                  ------------

CASH EQUIVALENT (0.0%)
  BlackRock TempCash Fund,
  Institutional Shares, 4.21% (B)          9,067            9
                                                  ------------
Total Cash Equivalent
  (Cost $9)                                                 9
                                                  ------------

Total Investments (125.8%)
  (Cost $142,777)                                 $   146,404
                                                  ============

Percentages are based on Net Assets of $116,406,910.
* Non-income producing security.
(A) The security or a portion of the security is on loan at December
31, 2005. The total value of securities on loan at December 31, 2005 was $28,846,860.
(B) The rate shown is the 7-day effective yield as of December 31, 2005. Cl -- Class

At December 31, 2005, the tax basis cost of the Fund's investments was $143,108,784, and the unrealized appreciation and depreciation were $15,948,440 and $(12,652,355) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Pitcairn Small Cap Fund



-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

COMMON STOCK (109.3%)
CONSUMER DISCRETIONARY (13.4%)
  Aeropostale (A)*                        54,796  $     1,441
  America's Car-Mart*                     86,384        1,427
  Comstock Homebuilding, Cl A*            50,601          714
  McCormick & Schmick's
     Seafood Restaurants*                 54,696        1,237
  Orient-Express Hotels, Cl A             40,346        1,272
  Parlux Fragrances (A)*                  39,312        1,200
  Stanley Furniture                       52,848        1,225
  Tuesday Morning                         45,779          958
  WMS Industries*                         41,911        1,051
  Wolverine World Wide                    55,300        1,242
                                                  ------------
                                                       11,767
                                                  ------------
CONSUMER STAPLES (2.9%)
  Hain Celestial Group*                  119,129        2,521
                                                  ------------
ENERGY (6.2%)
  Forest Oil*                             64,117        2,922
  W-H Energy Services*                    76,901        2,544
                                                  ------------
                                                        5,466
                                                  ------------
FINANCIALS (21.5%)
  American Equity Investment Life
      Holding                             97,172        1,268
  Central Pacific Financial               70,771        2,542
  Commercial Capital Bancorp              45,440          778
  Community Banks (A)                     63,417        1,776
  First Cash Financial Services*         100,679        2,936
  First Industrial Realty Trust (A)       57,671        2,220
  Flagstar Bancorp                        38,760          558
  Hersha Hospitality Trust               172,366        1,553
  IPC Holdings                            32,636          894
  Jefferies Group                         27,699        1,246
  LaSalle Hotel Properties                38,016        1,396
  Trico Bancshares                        74,586        1,744
                                                  ------------
                                                       18,911
                                                  ------------
HEALTH CARE (16.9%)
  Greatbatch*                             72,879        1,896
  Healthcare Services Group               41,430          858
  ImClone Systems*                        32,414        1,110
  LifePoint Hospitals (A)*                15,686          588
  Matria Healthcare*                     144,095        5,585
  Medicines*                              76,041        1,327
  Par Pharmaceutical (A)*                 73,891        2,316
  Serologicals*                           56,663        1,118
                                                  ------------
                                                       14,798
                                                  ------------
INDUSTRIALS (12.0%)
  Barrett Business Services*              74,948        1,873
  Chicago Bridge & Iron                   95,344        2,404
  ElkCorp                                 44,809        1,508
  Greenbrier                              35,990        1,022
  Orbital Sciences*                       84,266        1,082
  Pacer International*                    52,204        1,361
  Tenneco*                                64,321        1,261
                                                  ------------
                                                       10,511
                                                  ------------
INFORMATION TECHNOLOGY (26.7%)
  Aeroflex*                              427,721        4,598
  Agere Systems*                          44,439          573

-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------
  Anteon International (A)*               31,318  $     1,702
  Credence Systems*                      157,994        1,100
  Digital River (A)*                      66,050        1,964
  Hyperion Solutions (A)*                 39,562        1,417
  j2 Global Communications (A)*           27,568        1,178
  Micros Systems*                         38,812        1,875
  Paxar*                                  40,602          797
  Symbol Technologies                    151,676        1,945
  Unisys*                                542,293        3,162
  Veeco Instruments*                      52,881          917
  Vishay Intertechnology (A)*            105,102        1,446
  webMethods*                             99,615          768
                                                  ------------
                                                       23,442
                                                  ------------
MATERIALS (5.5%)
  Crown Holdings*                        144,434        2,821
  RPM International                      117,139        2,034
                                                  ------------
                                                        4,855
                                                  ------------
TELECOMMUNICATION SERVICES (2.6%)
  Airspan Networks*                      404,129        2,300
  ClearOne Communications*                    60           --
                                                  ------------
                                                        2,300
                                                  ------------
UTILITIES (1.6%)
  Northwest Natural Gas                   41,619        1,422
                                                  ------------
Total Common Stock
  (Cost $83,217)                                       95,993
                                                  ------------

EXCHANGE TRADED FUND (0.3%)
  iShares Russell 2000 Growth
  Index Fund*                              3,654          254
                                                  ------------
Total Exchange Traded Fund
  (Cost $245)                                             254
                                                  ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (24.1%)
  BlackRock Institutional Money
  Market Trust                        21,129,678       21,130
                                                  ------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
  (Cost $21,130)                                       21,130
                                                  ------------

Total Investments (133.7%)
  (Cost $104,592)                                    $117,377
                                                  ============

Percentages are based on Net Assets of $87,803,561.
* Non-income producing security.
(A) The security or a portion of the security is on loan at December
31, 2005. The total value of securities on loan at December 31, 2005 was $20,198,982.
Cl -- Class

At December 31, 2005, the tax basis cost of the Fund's investments was $104,592,302, and the unrealized appreciation and depreciation were $15,212,346 and $(2,427,602) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Pitcairn Family Heritage(R) Fund




-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

COMMON STOCK (100.0%)
CONSUMER DISCRETIONARY (10.9%)
  Best Buy                                22,071  $       960
  Carnival                                33,489        1,791
  CBS*                                    33,266        1,084
  Comcast, Cl A (A)*                      48,333        1,255
  International Speedway, Cl A            14,500          694
  Marriott International, Cl A (A)        18,060        1,209
  Nike, Cl B                              25,621        2,224
                                                  ------------
                                                        9,217
                                                  ------------
CONSUMER STAPLES (7.8%)
  Estee Lauder, Cl A                      19,415          650
  JM Smucker                              29,197        1,285
  Wal-Mart Stores (A)                     51,335        2,402
  Wm. Wrigley Jr.                         33,661        2,238
                                                  ------------
                                                        6,575
                                                  ------------
ENERGY (8.5%)
  Apache                                  22,617        1,550
  Chesapeake Energy (A)                   56,386        1,789
  Devon Energy                            33,655        2,105
  Murphy Oil                              32,910        1,777
                                                  ------------
                                                        7,221
                                                  ------------
FINANCIALS (23.0%)
  Berkshire Hathaway, Cl B*                  725        2,128
  Capital One Financial (A)               28,650        2,475
  CapitalSource (A)*                      77,600        1,738
  Commerce Bancshares                     43,479        2,266
  Federated Investors, Cl B               60,820        2,253
  Flagstar Bancorp                        92,614        1,334
  Philadelphia Consolidated
  Holding*                                 9,614          930
  Progressive                             10,163        1,187
  SL Green Realty (A)                     29,719        2,270
  TCF Financial (A)                      107,387        2,915
                                                  ------------
                                                       19,496
                                                  ------------
HEALTH CARE (12.3%)
  Cephalon (A)*                           31,797        2,059
  Eli Lilly (A)                           51,536        2,917
  Medicis Pharmaceutical, Cl A            47,698        1,529
  Stryker                                 60,327        2,680
  Universal Health Services,
   Cl B (A)                               25,918        1,211
                                                  ------------
                                                       10,396
                                                  ------------
INDUSTRIALS (9.6%)
  Danaher (A)                             20,270        1,131
  Fastenal                                42,478        1,665
  General Dynamics                        13,795        1,573
  Illinois Tool Works                     18,066        1,590
  Molex, Cl A                             52,400        1,288
  Werner Enterprises                      43,418          855
                                                  ------------
                                                        8,102
                                                  ------------
INFORMATION TECHNOLOGY (19.0%)
  Dell*                                   65,170        1,955
  Fiserv*                                 33,300        1,441
  Marvell Technology Group (A)*           47,233        2,649
  Microsoft                              162,906        4,260
  Paychex                                 49,788        1,898
  Qualcomm                                41,359        1,782

-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------
  Vishay Intertechnology*                 58,143  $       800
  Yahoo!*                                 32,501        1,273
                                                  ------------
                                                       16,058
                                                  ------------
MATERIALS (4.2%)
  EI Du Pont de Nemours                   50,861        2,162
  Worthington Industries                  74,088        1,423
                                                  ------------
                                                        3,585
                                                  ------------
TELECOMMUNICATION SERVICES (2.0%)
  Telephone & Data Systems (A)*           25,499          882
  Wireless Facilities*                   152,524          778
                                                  ------------
                                                        1,660
                                                  ------------
UTILITIES (2.7%)
  AES*                                   143,341        2,269
                                                  ------------
Total Common Stock
  (Cost $68,844)                                       84,579
                                                  ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (24.9%)
  BlackRock Institutional Money
  Market Trust                        21,038,424       21,038
                                                  ------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
  (Cost $21,038)                                       21,038
                                                  ------------

CASH EQUIVALENT (0.0%)
  BlackRock TempCash Fund,
  Institutional Shares, 4.21% (B)         17,006           17
                                                  ------------
Total Cash Equivalent
  (Cost $17)                                               17
                                                  ------------

Total Investments (124.9%)
  (Cost $89,899)                                  $   105,634
                                                  ============

Percentages are based on Net Assets of $84,601,853.
* Non-income producing security.
(A) The security or a portion of the security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $20,329,614.
(B) The rate shown is the 7-day effective yield as of December 31, 2005.
Cl -- Class

At December 31, 2005, the tax basis cost of the Fund's investments was $89,930,376, and the unrealized appreciation and depreciation were $22,990,056 and $(7,286,975) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Pitcairn Taxable Bond Fund


-----------------------------------------------------------------
                                       Face Amount
                                         (000)       Value (000)
-----------------------------------------------------------------
CORPORATE BONDS (48.8%)
CONSUMER DISCRETIONARY (4.7%)
      Harman International
           7.320%, 07/01/07         $      1,143  $      1,175
      May Department Stores
           7.450%, 09/15/11                  947         1,042
                                                    ----------

                                                         2,217
                                                    ----------

CONSUMER STAPLES (2.3%)
      H.J. Heinz
           6.000%, 03/15/08                1,045         1,066
                                                    ----------

ENERGY (2.1%)
      Burlington Resources Finance
           5.600%, 12/01/06                1,000         1,005
                                                    ----------

FINANCIALS (21.6%)
      CIT Group
           7.750%, 04/02/12                1,000         1,134
           5.500%, 11/30/07                1,500         1,515
      Colonial Realty
           8.050%, 07/15/06                  400           406
      Ford Motor Credit
           7.375%, 10/28/09                  904           802
      Ford Motor Credit Corporation
           6.500%, 01/25/07                1,250         1,209
      HSBC Finance
           4.750%, 05/15/09                1,000           989
      Heller Financial
           7.375%, 11/01/09                  500           542
      Kimco Realty, MTN, Ser B
           7.900%, 12/07/07                  450           476
      Lehman Brothers Holdings
           7.000%, 02/01/08                1,316         1,370
      Merrill Lynch
           4.000%, 09/15/08                  750           733
      St Paul
           8.125%, 04/15/10                  904         1,004
                                                    ----------

                                                        10,180
                                                    ----------

INDUSTRIALS (12.0%)
      First Data
           3.900%, 10/01/09                1,500         1,427
      Gannet Company
           6.375%, 04/01/12                1,000         1,037
      Honeywell International
           7.500%, 03/01/10                1,052         1,156
      Tyco International Group
           6.000%, 11/15/13                2,000         2,043
                                                    ----------

                                                         5,664
                                                    ----------

SOVERIGN BOND (1.2%)
      Aid-Israel
           5.500%, 04/26/24                  500           539
                                                    ----------

TELECOMMUNICATION SERVICES (4.9%)
      GTE
           8.750%, 11/01/21                1,000         1,249

-----------------------------------------------------------------
                                       Face Amount
                                         (000)      Value (000)
-----------------------------------------------------------------
      GTE
            7.510%, 04/01/09        $      1,000  $      1,061
                                                    ----------
                                                         2,310
                                                    ----------

Total Corporate Bonds
   (Cost $23,079)                                       22,980
                                                    ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (26.1%)
      FHLB
           5.125%, 06/26/18                1,635         1,574
           5.000%, 08/10/10                1,000           992
      FHLB Ser EX10
           5.000%, 09/01/10                1,500         1,488
      FHLMC
           6.250%, 03/05/12                1,500         1,523
           5.200%, 03/05/19                1,000           976
      FHLMC, MTN
           5.050%, 01/26/15                1,000           992
      FHLMC, MTN (B)
           6.345%, 10/05/35                5,000           766
           6.076%, 03/04/19                1,000           459
      FNMA
           8.200%, 03/10/16                1,000         1,267
           4.010%, 10/21/09                1,000           975
      TVA, Ser B
           6.235%, 07/15/45                1,175         1,262
                                                    ----------

Total U.S. Government Agency Obligations
 (Cost $12,060)                                         12,274
                                                    ----------

U.S. TREASURY OBLIGATIONS (16.5%)
      U.S. Treasury Bonds
           8.750%, 05/15/17                1,500         2,060
           8.125%, 08/15/19                1,500         2,035
           7.875%, 02/15/21                  615           832
           7.625%, 11/15/22                  913         1,232
           7.500%, 11/15/16                  830         1,042
      U.S. Treasury Bonds (A)
           5.375%, 02/15/31                  500           562
                                                    ----------

Total U.S. Treasury Obligations
 (Cost $6,907)                                           7,763
                                                    ----------

MUNICIPAL BONDS (3.6%)

MARYLAND (2.6%)
      Baltimore, Consolidated
      Public Improvement GO, Ser B,
      AMBAC
           5.000%, 10/15/10                1,185         1,198
                                                    ----------

NEW YORK (1.0%)
      Sales Tax Asset Receivable
      RB, Ser B, FGIC
      4.760%, 10/15/15                       500           490
                                                    ----------

Total Municipal Bonds
(Cost $1,723)                                            1,688
                                                    ----------

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Pitcairn Taxable Bond Fund


-----------------------------------------------------------------
                                     Face Amount
                                    (000)/Shares    Value (000)
-----------------------------------------------------------------
ASSET-BACKED SECURITIES (2.6%)
      Standard Credit Card Master
      Trust, Ser 1994-2, Cl A
           7.250%, 04/07/06           $    1,199   $     1,207
                                                   -----------

Total Asset-Backed Securities
 (Cost $1,204)                                           1,207
                                                   -----------

SHORT-TERM INVESTMENT HELD AS COLLATERAL
 FOR LOANED SECURITIES(1.2%)
      BlackRock Institutional Money
      Market Trust                       583,125           583
                                                   -----------

Total Short-Term Investment Held as
 Collateral for Loaned Securities
 (Cost $583)                                               583
                                                   -----------

CASH EQUIVALENT (1.4%)
  BlackRock TempCash Fund,
  Institutional Shares, 4.21% (C)        674,656           675
                                                   -----------

Total Cash Equivalent
 (Cost $675)                                               675
                                                   -----------
Total Investments (100.2%)
 (Cost $46,231)                                    $    47,171
                                                   ===========

Percentages are based on Net Assets of $47,094,600.
(A) The security or a portion of this security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $571,864.
(B) The rate reported is the effective yield as of December 31, 2005.
(C) The rate shown is the 7-day effective yield as of December 31, 2005.
AMBAC -- American Municipal Bond Assurance Corporation
Cl -- Class
FGIC -- Financial Guaranty Insurance Corporation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
MTN -- Medium Term Note
RB -- Revenue Bond
Ser -- Series
TVA -- Tennessee Valley Authority

At December 31, 2005, the tax basis cost of the Fund's investments was $46,216,312, and the unrealized appreciation and depreciation were $1,493,836 and $(554,937) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Pitcairn Tax-Exempt Bond Fund


------------------------------------------------------------------------------
                                                  Face Amount
                                                    (000)         Value (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS (98.2%)

ALABAMA (1.0%)
      Bessemer RB, AMBAC Callable
           02/01/10 @ 102
           5.600%, 02/01/30                       $    1,000      $     1,078
                                                                  -----------
ARIZONA (1.0%)
      Arizona School Facilities Board COP,
           MBIA, Pre Refunded 03/01/13 @
           100
           5.250%, 09/01/17                            1,000            1,100
                                                                  -----------

CALIFORNIA (10.2%)
      California Community College Finance
           Authority RB, Mission Community
           College, MBIA, Callable  05/01/07 @
           102
           5.500%, 05/01/17                            1,000            1,047
      California Health Facilities Finance
           Authority RB, St. Francis Memorial
           Hospital, Ser C, ETM
           5.875%, 11/01/23                            2,000            2,431
      California State GO, AMBAC, Callable
           04/01/14 @ 100
           5.000%, 04/01/31                            3,000            3,124
      California State GO, Callable 02/01/13
           @ 100
           5.250%, 02/01/33                            1,840            1,939
      California State, Economic Recovery
           GO, Ser A, Callable 07/01/11 @ 100
           5.000%, 07/01/17                            2,000            2,118
      Stockton Housing Facility RB,
           O'Connor Woods Project, Ser A,
           ETM, GNMA, Callable 05/06/05 @ 100
           5.200%, 09/20/09                              550              552
                                                                  -----------
                                                                       11,211
                                                                  -----------
COLORADO (1.0%)
      South Suburban Park & Recreation
           District GO, AMBAC, Callable
           09/15/10 @ 100
           5.375%, 09/15/18                            1,000            1,073
                                                                  -----------

DELAWARE (1.0%)
      Delaware State, Economic
           Development Authority, Pollution
           Control RB, Delmarva Power,
           AMBAC, Callable 05/01/11
           @ 100 (A)
           4.900%, 05/01/26                            1,000            1,062
                                                                  -----------

DISTRICT OF COLUMBIA (1.2%)
      District of Columbia RB, Howard
           University Project, MBIA
           5.500%, 10/01/16                            1,000            1,132
      Washington D.C., Convention Center
           Authority RB, Dedicated Tax
           Revenue, Senior Lien, AMBAC,
           Callable 10/01/08 @ 101
           5.250%, 10/01/09                              200              211
                                                                  -----------
                                                                        1,343
                                                                  -----------

-------------------------------------------------------------------------------
                                                   Face Amount
                                                      (000)        Value (000)
-------------------------------------------------------------------------------
FLORIDA (2.3%)

      Orlando Utilities Commission,
           Water & Electric RB,  Callable
           10/01/11 @ 101
           5.250%, 10/01/20                      $    1,090       $     1,173
      Tampa Water & Sewer Revenue RB,
           Pre-Refunded 10/01/09 @ 101
           5.500%, 10/01/29                           1,300             1,409
                                                                  -----------
                                                                        2,582
                                                                  -----------

GEORGIA (2.2%)
      Henry County, Water & Sewer
           Authority RB, AMBAC
           6.150%, 02/01/20                           2,000             2,452
                                                                  -----------
HAWAII (4.2%)
      Honolulu, City & County GO,
           Ser B, ETM
           8.000%, 10/01/10                           1,680             2,010
      University of Hawaii RB, Ser A,
           FGIC, Callable 07/15/12
           @ 100
           5.500%, 07/15/21                           2,385             2,606
                                                                  -----------
                                                                        4,616
                                                                  -----------
ILLINOIS (8.1%)
      Chicago GO, FGIC, Callable
           01/01/08 @ 102
           5.500%, 01/01/21                             400               424
      Chicago GO, FGIC,
           Pre-Refunded 01/01/08
           @ 102
           5.500%, 01/01/21                           1,100             1,167
      Chicago, Park District GO,
           Aquarium & Museum Project,
           FGIC, Callable 01/01/08
           @ 100
           5.500%, 01/01/10                           1,000             1,039
      Illinois Development Finance
           Authority RB, Elgin School
           District Project, FSA (B)
           4.418%, 01/01/18                           2,350             1,384
      Illinois Health Facilities
           Authority RB, Hospital Sisters
           Services Project, Ser A,
           MBIA, Callable 06/01/08 @ 101
           5.250%, 06/01/12                           1,000             1,046
      Metropolitan Pier & Exposition
           Authority RB, Illinois
           Dedicated State Tax Revenue,
           AMBAC, Callable 06/01/07
           @ 101
           5.125%, 06/01/13                           1,200             1,240
      Metropolitan Pier & Exposition
           Authority RB, Illinois
           Dedicated State Tax Revenue,
           Ser A, FGIC
           5.500%, 12/15/23                             500               581
      Metropolitan Pier & Exposition
           Authority RB, Illinois Dedicated
            State Tax Revenue, Ser A,
           FGIC, ETM
           5.500%, 12/15/23                             500               576
      Will County, Community
           School District GO,
           USD #365, FSA (B)
           6.240%, 11/01/12                           2,000             1,520
                                                                  -----------
                                                                        8,977
                                                                  -----------

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Pitcairn Tax-Exempt Bond Fund

-------------------------------------------------------------------------------
                                                   Face Amount
                                                     (000)         Value (000)
-------------------------------------------------------------------------------
INDIANA (2.1%)

      Indiana Transportation Finance
           Authority RB, Ser A, MBIA
           6.800%, 12/01/16                       $    1,000      $     1,192
      Indianapolis, Public Improvement
           Authority RB, Ser A,
           Callable 01/01/10 @ 101
           6.000%, 01/01/25                            1,000            1,106
                                                                  -----------
                                                                        2,298
                                                                  -----------

KENTUCKY (1.0%)
      Kentucky State, Property & Buildings
           Commission RB, Project
           Number 67, Pre-Refunded
           09/01/10 @ 100
           5.625%, 09/01/13                            1,050            1,148
                                                                  -----------
LOUISIANA (2.1%)
      Louisiana Public Facilities
           Authority RB, Franciscan
           Missionaries Project, Ser A, FSA
           5.500%, 07/01/11                            2,115            2,288
                                                                  -----------
MASSACHUSETTS (5.8%)
      Massachusetts State, Development
           Finance Agency RB, Boston
           University, Ser T-1, AMBAC,
           Callable 10/01/15 @ 100
           5.000%, 10/01/35                            3,000            3,109
      Massachusetts State, Housing
           Finance Agency RB, Ser B,
           MBIA, Callable 06/01/08
           @ 101
           5.300%, 12/01/17                            1,000            1,027
      Massachusetts State, Special
           Obligation RB, Consolidated Loan,
           Ser A, Callable 06/01/08 @ 101
           5.000%, 06/01/15                               70               73
      Massachusetts State, Special
           Obligation RB, Consolidated Loan,
           Ser A, Pre-Refunded 06/01/08 @ 101
           5.000%, 06/01/15                              930              975
      Massachusetts State, Water
           Resources Authority RB, Ser D,
           MBIA, GOA
           6.000%, 08/01/14                            1,060            1,230
                                                                  -----------
                                                                        6,414
                                                                  -----------
MICHIGAN (1.0%)
      Michigan State, Building
           Authority RB, Facilities Program,
           Ser II, MBIA, Callable 10/15/13 @ 100
           5.000%, 10/15/23                            1,000            1,053
                                                                  -----------
MISSISSIPPI (1.0%)
      Mississippi Development Bank RB,
           Capital Project & Equipment
           Acquisition, Ser A2, AMBAC
           5.000%, 07/01/24                            1,000            1,097
                                                                  -----------
NEVADA (3.8%)
      Clark County, Industrial
           Development, Nevada Power
           Authority RB, AMBAC,
           Callable 05/06/05 @ 100
           7.200%, 10/01/22                            2,000            2,090

--------------------------------------------------------------------------------
                                                    Face Amount
                                                      (000)         Value (000)
--------------------------------------------------------------------------------
      Nevada Systems, Higher
           Education University RB,
           Ser B, AMBAC,  Callable,
           01/01/16 @ 100
           5.000%, 07/01/35                          $   2,000      $     2,082
                                                                    -----------
                                                                          4,172
                                                                    -----------

NEW JERSEY (2.4%)
      New Jersey State GO, Ser D
           6.000%, 02/15/11                                150              167
      New Jersey State, Educational
           Facilities Authority RB,
           Princeton University, Callable
           07/01/13 @ 100
           5.000%, 07/01/15                              2,000            2,160
      New Jersey State, Transportation
           System RB, Ser A
           5.625%, 06/15/14                                250              278
                                                                    -----------
                                                                          2,605
                                                                    -----------

NEW YORK (4.9%)
      New York City, Transitional Finance
           Authority RB, Ser A, Callable
           11/01/11 @ 100 (A)
           5.500%, 11/01/26                              2,000            2,175
      New York State, Mortgage Agency RB, Homeowner
      Mortgage, Ser 80,
           Callable 03/01/09 @ 101
           5.100%, 10/01/17                              1,000            1,032
      New York State, Thruway Authority
           RB, Highway and Bridge Project,
           Callable 04/01/12 @ 100
           5.500%, 04/01/15                              2,000            2,177
                                                                    -----------
                                                                          5,384
                                                                    -----------
NORTH CAROLINA (2.3%)
      North Carolina State, Eastern
           Municipal Power Authority RB,
           Ser B, MBIA, Callable 01/01/07 @ 102
           5.800%, 01/01/16                              1,000            1,044
      University of North Carolina
           Wilmington, RB, AMBAC,
           Callable 01/01/13 @ 100
           5.250%, 01/01/21                              1,380            1,490
                                                                    -----------
                                                                          2,534
                                                                    -----------

OKLAHOMA (3.7%)
      Oklahoma City, Water Utilities Authority
           RB, Ser A, Callable 07/01/09 @ 100
           5.000%, 07/01/24                              2,000            2,050
                                                                    -----------
      Oklahoma State, Health Systems
           Industries Authority RB, Integris
           Baptist Project, Ser D, AMBAC,
           Callable 08/15/06 @ 102
           5.000%, 08/15/14                              2,000            2,058
                                                                    -----------
                                                                          4,108
                                                                    -----------

PENNSYLVANIA (14.3%)
      Allegheny County, Sanitary
            Authority Sewer RB, MBIA,
            Pre-Refunded 12/01/10 @ 101
           5.750%, 12/01/18                              1,660            1,828
      Bucks County, GO
           5.000%, 06/01/15                              1,250            1,358

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Pitcairn Tax-Exempt Bond Fund

-------------------------------------------------------------------------------
                                                 Face Amount
                                                    (000)         Value (000)
-------------------------------------------------------------------------------
      Montgomery County Higher                    $    2,000     $     2,112
           Education & Health Authority
           RB, Pottstown Healthcare,
           Pre-Refunded 01/01/09 @ 101
           5.000%, 01/01/27
      Norwin Penn School District GO,
           FGIC, Pre-Refunded 04/01/10 @ 100
           6.000%, 04/01/24                            2,000           2,193
      Pennsbury Penn School District GO,
           FSA, Callable 08/01/14 @ 100
           5.000%, 08/01/25                            2,000           2,105
      Pennsylvania State, Higher
           Educational Facilities Authority
           RB, Saint Joseph's University,
           Callable 05/01/06 @ 100
            (LOC: Allied Irish Bank PLC) (A)
           5.000%, 05/01/11                            1,470           1,480
      Pennsylvania State, Public
           School Building Authority RB,
           Harrisburg Area Community
           College Project, AMBAC,
           Callable 04/01/14 @ 100
           5.250%, 04/01/24                            1,000           1,076
      Philadelphia, Authority for
           Industrial Development Lease
           Revenue RB, Ser B, FSA,
           Callable 10/01/11 @ 101
           5.500%, 10/01/12                            1,500           1,652
      Philadelphia, Hospital & Higher
           Education Authority RB,
           Presbyterian Medical Center
           Project, ETM
           6.500%, 12/01/11                            1,300           1,418
      Philadelphia, Water & Waste Water RB, MBIA
           6.250%, 08/01/09                              525             575
                                                                  ----------
                                                                      15,797
                                                                  ----------

PUERTO RICO (2.7%)
      Puerto Rico Commonwealth,
           Infrastructure Revenue Bond,
           Ser B, Callable 07/01/2015 @ 100
           5.000%, 07/01/41                            2,500           2,491
      Puerto Rico Electric Power
           Authority RB, Ser RR,
           Callable 07/01/15 @ 100
           5.000%, 07/01/29                              500             527
                                                                  ----------
                                                                       3,018
                                                                  ----------
RHODE ISLAND (1.1%)
      Rhode Island, Depositors
           Economic Protection
           Authority RB, Special Obligation,
           Ser A, ETM
           6.375%, 08/01/22                            1,000           1,256
                                                                  ----------
SOUTH CAROLINA (6.3%)
      Darlington County, Water & Sewer
           Authority RB, AMBAC,
           Callable 12/01/12 @  101
           5.625%, 12/01/23                            2,530           2,792
      Piedmont, Municipal Power Agency
           Authority RB, South Carolina
           Electric Project, MBIA, ETM
           6.250%, 01/01/09                            1,000           1,083

--------------------------------------------------------------------------------
                                                       Face Amount
                                                          (000)     Value (000)
--------------------------------------------------------------------------------
      Spartanburg, Sanitary Sewer
           District  Sewer System RB,
           Conv-Ser B, Callable 03/01/14 @ 100
           5.000%, 03/01/38                               3,000    $     3,116
                                                                    ----------
                                                                         6,991
                                                                    ----------

TEXAS (7.5%)
      Duncanville, Independent School District, GO,
           PSF-GTD, Callable 02/15/13 @ 100
           5.650%, 02/15/28                                  10             11
      Duncanville, Independent School District, GO,
           PSF-GTD, Pre-Refunded 02/15/13 @ 100
           5.650%, 02/15/28                               1,340          1,502
      Fort Worth Water & Sewer RB, Partially
           Pre-Refunded  08/15/10 @ 100
           5.750%, 02/15/14                               2,000          2,186
      Harris County, Healthcare Facilities
           Development Authority RB, Christus Health
           Project, Ser A, MBIA, Callable 07/01/09 @ 101
           5.375%, 07/01/24                               1,850          1,986
      Houston, Water & Sewer Systems Authority RB,
           Junior Lien, Ser C, FGIC, Pre-Refunded
           12/01/07 @ 101
           5.375%, 12/01/27                               1,140          1,194
      San Antonio GO, ETM
           5.000%, 08/01/07                                  15             15
      Texas Water Development Board RB, Revolving Fund,
           Senior Lein, Ser B, Callable 01/15/10 @ 100
           5.500%, 07/15/15                               1,250          1,339
                                                                    ----------
                                                                         8,233
                                                                    ----------
WASHINGTON (4.0%)
      Central Puget Sound, Regional
           Transportation Authority RB,
           Sales Tax & Motor Project, FGIC
           5.250%, 02/01/21                               1,000          1,118
      Clark County, School District No. 177 GO, AMBAC
           5.250%, 12/01/14                               1,000          1,106
      Washington State GO, Ser A, FSA
           5.000%, 07/01/20                               1,000          1,068
                                                                    ----------
      Washington State, Economic
           Development Finance
           Authority Lease Revenue,
           Biomedical Research
           Property II RB, MBIA,
           Callable 12/01/15 @ 100
           5.250%, 06/01/19                               1,000          1,086
                                                                    ----------
                                                                         4,378
                                                                    ----------
Total Municipal Bonds
 (Cost $103,189)                                                       108,268
                                                                    ----------
Total Investments (98.2%)
 (Cost $103,189)                                                    $  108,268
                                                                    ==========

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Pitcairn Tax-Exempt Bond Fund



Percentages are based on Net Assets of $110,260,143.
(A) Variable rate security - the rate reflected on the Schedule of Investments is the rate in effect on December 31, 2005.
(B) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
AMBAC -- American Municipal Bond Assurance Corporation
COP -- Certificate of Participation
Conv -- Convertible
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
GNMA -- Government National Mortgage Association
GO -- General Obligation
GOA -- General Obligation of Authority
LOC -- Letter of Credit
MBIA -- Municipal Bond Insurance Association
PLC -- Public Limited Company
PSF-GTD -- Permanent School Fund - Guaranteed
RB -- Revenue Bond
Ser -- Series
USD -- Unified School District

At December 31, 2005, the tax basis cost of the Fund's investments was $103,058,032, and the unrealized appreciation and depreciation were $5,384,822 and $(175,075) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Sands Capital Select Growth Fund




-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

COMMON STOCK (83.2%)
CONSUMER DISCRETIONARY (21.1%)
  Apollo Group, Cl A*                    254,000  $    15,357
  Bed Bath & Beyond (A)*                 178,000        6,435
  eBay*                                  577,000       24,955
  Lowe's (A)                             207,000       13,798
  Starbucks*                             719,000       21,577
                                                  ------------
                                                       82,122
                                                  ------------
CONSUMER STAPLES (2.6%)
  Walgreen (A)                           232,000       10,268
                                                  ------------
FINANCIALS (8.1%)
  Capital One Financial (A)               95,000        8,208
  Chicago Mercantile Exchange
     Holdings (A)                         32,500       11,943
  Moody's (A)                            185,000       11,363
                                                  ------------
                                                       31,514
                                                  ------------
HEALTH CARE (30.9%)
  Allergan (A)                           117,000       12,631
  American Pharmaceutical
  Partners*                              129,000        5,004
  Amgen (A)*                             141,000       11,119
  Genentech (A)*                         302,000       27,935
  Genzyme*                               188,000       13,307
  Intuitive Surgical*                     42,000        4,925
  Medtronic (A)                          206,000       11,860
  Patterson (A)*                         115,000        3,841
  Stryker (A)                            166,000        7,375
  Teva Pharmaceutical Industries
     ADR (A)*                            393,000       16,903
  Zimmer Holdings*                        81,000        5,463
                                                  ------------
                                                      120,363
                                                  ------------
INDUSTRIALS (1.0%)
  Iron Mountain*                          96,000        4,053
                                                  ------------
INFORMATION TECHNOLOGY (19.5%)
  Dell*                                  410,000       12,296
  Google, Cl A (A)*                       68,500       28,418
  Qualcomm                               298,000       12,838
  Red Hat (A)*                           309,000        8,417
  Yahoo!*                                352,000       13,791
                                                  ------------
                                                       75,760
                                                  ------------
Total Common Stock
  (Cost $272,472)                                     324,080
                                                  ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES
(21.6%)
  BlackRock Institutional Money
  Market Trust                        84,322,905       84,323
                                                  ------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
  (Cost $84,323)                                       84,323
                                                  ------------

CASH EQUIVALENT (1.6%)
  BlackRock TempCash Fund,
  Institutional Shares, 4.21%  (B)     6,313,760        6,314
                                                  ------------
Total Cash Equivalent
  (Cost $6,314)                                         6,314
                                                  ------------

-----------------------------------------------------------------
                                                    Value (000)
-----------------------------------------------------------------

Total Investments (106.4%)
  (Cost $363,109)                                 $   414,717
                                                  ============

Percentages are based on Net Assets of $389,661,378.
* Non-income producing security.
(A) The security or a portion of the security is on loan at December
31, 2005. The total value of securities on loan at December 31, 2005 was $81,531,241.
(B) The rate shown is the 7-day effective yield as of December 31, 2005. ADR -- American Depositary Receipt
Cl -- Class

At December 31, 2005, the tax basis cost of the Fund's investments was $364,691,246, and the unrealized appreciation and depreciation were $60,793,996 and $(10,767,401) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Small Cap Value Opportunities Fund
(formerly Constellation TIP Small Cap Value Opportunities Fund)



-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

COMMON STOCK (94.9%)
CONSUMER DISCRETIONARY (7.5%)
  Domino's Pizza                          50,380  $     1,219
  DSW, Cl A*                              36,790          965
  Gaylord Entertainment*                  21,100          920
  Keystone Automotive Industries*         32,930        1,037
  Orient-Express Hotels, Cl A             35,790        1,128
  Playtex Products*                       36,570          500
  RC2*                                    14,360          510
  RH Donnelley*                           20,730        1,277
  Too*                                    36,870        1,040
                                                  ------------
                                                        8,596
                                                  ------------
CONSUMER STAPLES (4.1%)
  Casey's General Stores                  40,900        1,014
  Diamond Foods                           30,570          605
  Flowers Foods                           43,240        1,192
  Lance                                   59,810        1,114
  WD-40                                   29,710          780
                                                  ------------
                                                        4,705
                                                  ------------
ENERGY (6.4%)
  Comstock Resources*                     50,070        1,528
  Covanta Holding*                        76,100        1,146
  Hydril*                                 20,530        1,285
  Lone Star Technologies*                 24,300        1,255
  Oil States International*               46,990        1,489
  Pioneer Drilling*                       29,790          534
                                                  ------------
                                                        7,237
                                                  ------------
FINANCIALS (29.7%)
  Advanta, Cl B                           50,360        1,634
  Alexandria Real Estate Equities         17,480        1,407
  Apollo Investment                       45,730          820
  Beverly Hills Bancorp                   49,807          517
  BioMed Realty Trust                     51,880        1,266
  Columbia Equity Trust                   59,220          956
  Corporate Office Properties Trust       35,790        1,272
  Delphi Financial Group, Cl A            20,270          933
  EastGroup Properties                    32,570        1,471
  Fidelity Bankshares (A)                 44,940        1,470
  First Republic Bank                     33,455        1,238
  Fpic Insurance Group*                   36,360        1,262
  Hanmi Financial                         28,240          504
  Hanover Insurance Group                 27,180        1,135
  Heritage Commerce*                      66,390        1,427
  Kilroy Realty                           20,030        1,240
  Maguire Properties                      38,140        1,179
  MarketAxess Holdings*                  116,290        1,329
  Nelnet, Cl A*                           21,420          871
  Ohio Casualty                           51,080        1,447
  Phoenix (A)*                            81,250        1,108
  Platinum Underwriters Holdings          48,500        1,507
  Provident Bankshares                    25,450          859
  Signature Bank*                         42,510        1,193
  Sound Federal Bancorp                   39,960          763
  Taylor Capital Group                    21,480          868
  UMB Financial                           17,630        1,127
  United America Indemnity, Cl A*         63,350        1,163
  Virginia Commerce Bancorp*              38,405        1,117
  WSFS Financial                          13,210          809
                                                  ------------
                                                       33,892
                                                  ------------

-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------
HEALTH CARE (3.8%)
  Analogic                                36,320  $     1,738
  Horizon Health*                         18,830          426
  PolyMedica                              26,100          874
  West Pharmaceutical Services            52,020        1,302
                                                  ------------
                                                        4,340
                                                  ------------
INDUSTRIALS (23.0%)
  Actuant, Cl A                           21,050        1,175
  Amerco*                                 23,370        1,684
  American Commercial Lines*              39,350        1,192
  Astec Industries*                       33,720        1,101
  Aviall*                                 20,970          604
  Brightpoint*                            42,365        1,175
  Consolidated Graphics*                  26,180        1,239
  DRS Technologies (A)                    23,590        1,213
  EDO                                     35,610          964
  FTI Consulting (A)*                     38,420        1,054
  Gardner Denver*                         27,780        1,370
  Griffon*                                64,430        1,534
  Jarden (A)*                             20,745          625
  Kaman                                   46,520          916
  Kirby (A)*                              21,470        1,120
  Laidlaw International*                  30,510          709
  Nordson                                 29,930        1,212
  PHH*                                    42,530        1,192
  Wabtec                                  34,960          940
  Walter Industries (A)                   76,670        3,812
  Washington Group International*         26,850        1,422
                                                  ------------
                                                       26,253
                                                  ------------
INFORMATION TECHNOLOGY (9.7%)
  @Road*                                 138,500          724
  Advanced Digital Information*           81,330          796
  Benchmark Electronics*                  17,210          579
  Electronics for Imaging (A)*            39,890        1,062
  Foundry Networks*                       56,580          781
  Gerber Scientific*                     125,490        1,201
  Intergraph*                             12,935          644
  Lionbridge Technologies*                86,950          610
  NAM TAI Electronics                     33,690          758
  SafeNet*                                21,510          693
  Standard Microsystems*                  39,760        1,141
  THQ*                                    48,300        1,152
  Varian Semiconductor
  Equipment
     Associates*                          20,670          908
                                                  ------------
                                                       11,049
                                                  ------------
MATERIALS (7.5%)
  Aleris International*                   24,480          789
  Apex Silver Mines*                      60,430          961
  Cleveland-Cliffs (A)                    17,380        1,539
  Foundation Coal Holdings                36,240        1,377
  Hawk, Cl A*                             83,010        1,218
  Ladish*                                 57,600        1,288
  Oregon Steel Mills (A)*                 45,010        1,324
                                                  ------------
                                                        8,496
                                                  ------------
TELECOMMUNICATION SERVICES (1.3%)
  Arris Group*                            52,430          496
  Leap Wireless International*            27,390        1,038
                                                  ------------
                                                        1,534
                                                  ------------

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Small Cap Value Opportunities Fund
(formerly Constellation TIP Small Cap Value Opportunities Fund)



-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------
UTILITIES (1.9%)
  Allete                                  24,840  $     1,093
  El Paso Electric*                       50,760        1,068
                                                  ------------
                                                        2,161
                                                  ------------
Total Common Stock
  (Cost $101,958)                                     108,263
                                                  ------------

EXCHANGE TRADED FUND (0.5%)
  iShares Russell 2000 Value
  Index Fund                               8,380          553
                                                  ------------
Total Exchange Traded Fund
  (Cost $531)                                             553
                                                  ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (11.1%)
  BlackRock Institutional Money
  Market Trust                        12,634,085       12,634
                                                  ------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
  (Cost $12,634)                                       12,634
                                                  ------------

CASH EQUIVALENT (4.1%)
  PNC Bank Money Market Fund,
     3.68% (B)                         4,699,006        4,699
                                                  ------------
Total Cash Equivalent
  (Cost $4,699)                                         4,699
                                                  ------------

Total Investments (110.6%)
  (Cost $119,822)                                 $   126,149
                                                  ============

Percentages are based on Net Assets of $114,034,516.
* Non-income producing security.
(A) The security or a portion of the security is on loan at December
31, 2005. The total value of securities on loan at December 31, 2005 was $12,167,034.
(B) The rate shown is the 7-day effective yield less 50 basis points as of December 31, 2005.
Cl -- Class

At December 31, 2005, the tax basis cost of the Fund's investments was $120,323,777, and the unrealized appreciation and depreciation were $8,020,498 and $(2,195,680) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation TIP Mid Cap Fund


-----------------------------------------------------------------
                                           Shares    Value (000)
-----------------------------------------------------------------

COMMON STOCK (96.7%)
CONSUMER DISCRETIONARY (9.9%)
  Chico's FAS*                               330  $        14
  Claire's Stores                            360           10
  Goodyear Tire & Rubber*                    610           11
  GTECH Holdings                             270            9
  RH Donnelley*                              260           16
  Station Casinos                            130            9
  Urban Outfitters*                          330            8
  Warner Music Group*                        500           10
                                                  ------------
                                                           87
                                                  ------------
CONSUMER STAPLES (2.5%)
  Hormel Foods                               240            8
  Whole Foods Market                         180           14
                                                  ------------
                                                           22
                                                  ------------
ENERGY (9.0%)
  Cal Dive International*                    360           13
  Consol Energy                              150           10
  Cooper Cameron*                            300           12
  Covanta Holding*                           620            9
  FMC Technologies*                          210            9
  Range Resources                            465           12
  Stolt Offshore ADR*                      1,090           13
                                                  ------------
                                                           78
                                                  ------------
FINANCIALS (16.9%)
  Assurant                                   330           14
  CBL & Associates Properties                300           12
  City National                              160           12
  Endurance Specialty Holdings               310           11
  Fidelity National Financial                330           12
  Hanover Insurance Group                    320           13
  Host Marriott                              650           12
  Investment Technology Group*               300           11
  People's Bank                              372           11
  Reckson Associates Realty                  350           13
  SL Green Realty                            180           14
  SVB Financial Group*                       270           13
                                                  ------------
                                                          148
                                                  ------------
HEALTH CARE (11.7%)
  Covance*                                   240           12
  Dade Behring Holdings                      330           13
  DaVita*                                    290           15
  Endo Pharmaceuticals Holdings*             290            9
  Gen-Probe*                                 210           10
  IMS Health                                 350            9
  Invitrogen*                                140            9
  Protein Design Labs*                       390           11
  Sierra Health Services*                    180           14
                                                  ------------
                                                          102
                                                  ------------
INDUSTRIALS (21.8%)
  Ametek                                     250           11
  Brink's                                    260           12
  Copart*                                    450           10
  Equifax                                    310           12
  Harsco                                     120            8
  Jarden*                                    265            8
  Joy Global                                 413           16
  Laidlaw International*                     390            9

-----------------------------------------------------------------
                                            Shares    Value (000)
-----------------------------------------------------------------
  Oshkosh Truck                              260  $        12
  Precision Castparts                        340           18
  Ryanair Holdings ADR*                      260           15
  Thomas & Betts*                            320           13
  Trinity Industries                         270           12
  W.W. Grainger                              180           13
  Walter Industries                          440           22
                                                  ------------
                                                          191
                                                  ------------
INFORMATION TECHNOLOGY (13.4%)
  Amphenol, Cl A                             220           10
  Compuware*                               1,360           12
  Global Payments                            290           13
  Harris                                     340           15
  Intersil, Cl A                             350            9
  Jabil Circuit*                             370           14
  Logitech International ADR*                280           13
  McAfee*                                    310            8
  MEMC Electronic Materials*                 510           11
  Tellabs*                                 1,110           12
                                                  ------------
                                                          117
                                                  ------------
MATERIALS (4.1%)
  Allegheny Technologies                     410           15
  Martin Marietta Materials                  110            8
  Sonoco Products                            430           13
                                                  ------------
                                                           36
                                                  ------------
TELECOMMUNICATION SERVICES (4.9%)
  Leap Wireless International*               250           10
  NII Holdings*                              480           21
  Tele Norte Leste Participacoes
  ADR                                        700           12
                                                  ------------
                                                           43
                                                  ------------
UTILITIES (2.5%)
  MDU Resources Group                        290            9
  Questar                                    170           13
                                                  ------------
                                                           22
                                                  ------------
Total Common Stock
  (Cost $741)                                             846
                                                  ------------

EXCHANGE TRADED FUND (1.5%)
  iShares Russell Midcap Index
  Fund                                       150           13
                                                  ------------
Total Exchange Traded Fund
  (Cost $13)                                               13
                                                  ------------

CASH EQUIVALENT (2.3%)
  PNC Bank Money Market Fund,
     3.68%  (A)                           19,658           20
                                                  ------------
Total Cash Equivalent
  (Cost $20)                                               20
                                                  ------------

Total Investments (100.5%)
  (Cost $774)                                     $       879
                                                  ============

Percentages are based on Net Assets of $875,390.
* Non-income producing security.
(A) The rate shown is the 7-day effective yield less 50 basis points as of December 31, 2005.
ADR -- American Depositary Receipt
Cl -- Class

At December 31, 2005, the tax basis cost of the Fund's investments was $773,813, and the unrealized appreciation and depreciation were $110,932 and $(5,088) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation TIP Financial Services Fund



-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

COMMON STOCK (99.8%)
FINANCIALS (91.2%)
  Affiliated Managers Group (A)*           4,650  $       373
  Aflac                                    5,640          262
  American Express (A)                    10,810          556
  American International Group (A)        16,110        1,099
  Ameritrade Holding*                     15,480          372
  Bank of America (A)                     16,090          743
  Bank of Hawaii                           6,310          325
  CB Richard Ellis Group, Cl A*            8,440          497
  Charles Schwab                          24,770          363
  Chicago Mercantile Exchange
     Holdings (A)                            950          349
  Citigroup (A)                           18,030          875
  City National                            4,480          325
  Colonial BancGroup                      10,330          246
  Community Bancorp*                       8,720          276
  East West Bancorp                        8,270          302
  Eaton Vance                             11,600          317
  Fidelity Bankshares                      9,740          319
  First Republic Bank                      7,060          261
  Global Cash Access*                     19,210          280
  Greenhill (A)                            6,610          371
  HCC Insurance Holdings                   8,290          246
  HDFC Bank ADR                            3,850          196
  IntercontinentalExchange*                5,000          182
  Investment Technology Group*             8,500          301
  Jackson Hewitt Tax Service              11,390          316
  Jones Lang LaSalle                       6,110          308
  Kilroy Realty                            5,790          358
  Kookmin Bank ADR                         3,540          264
  Legg Mason                               2,250          269
  Lehman Brothers Holdings                 2,950          378
  Mellon Financial                        10,080          345
  Merrill Lynch                            6,460          438
  Mitsubishi Tokyo Financial
     Group ADR                            23,070          316
  Moody's (A)                              4,500          276
  Nasdaq Stock Market*                     7,750          273
  Net 1 Ueps Technologies*                 9,690          280
  Northern Trust                           6,680          346
  Preferred Bank                           6,790          302
  ProAssurance*                            5,140          250
  Prudential Financial                     5,750          421
  Selective Insurance Group                6,480          344
  Simon Property Group (A)                 3,920          300
  Sunstone Hotel Investors                12,550          333
  SVB Financial Group*                     6,440          302
  T Rowe Price Group                       4,990          359
                                                  ------------
                                                       16,214
                                                  ------------
INDUSTRIALS (1.6%)
  GATX (A)                                 8,140          294
                                                  ------------
INFORMATION TECHNOLOGY (7.0%)
  Automatic Data Processing                6,270          288
  Digital Insight*                         9,730          311
  Global Payments                          7,050          329
  MoneyGram International                 12,130          316
                                                  ------------
                                                        1,244
                                                  ------------
Total Common Stock
  (Cost $14,815)                                       17,752
                                                  ------------

-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES
(26.2%)
  BlackRock Institutional Money
  Market Trust                         4,652,294  $     4,652
                                                  ------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
  (Cost $4,652)                                         4,652
                                                  ------------

CASH EQUIVALENT (0.3%)
  PNC Bank Money Market Fund,
    3.68%  (B)                            47,778           48
                                                  ------------
Total Cash Equivalent
  (Cost $48)                                               48
                                                  ------------

Total Investments (126.3%)
  (Cost $19,515)                                  $    22,452
                                                  ============

Percentages are based on Net Assets of $17,775,001.
* Non-income producing security.
(A) The security or a portion of the security is on loan at December
31, 2005. The total value of securities on loan at December 31, 2005 was $4,490,739.
(B) The rate shown is the 7-day effective yield less 50 basis points as of December 31, 2005.
ADR -- American Depositary Receipt
Cl -- Class

The Fund liquidated on January 20, 2006.

At December 31, 2005, the tax basis cost of the Fund's investments was $19,539,137, and the unrealized appreciation and depreciation were $2,970,445 and $(57,105) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation TIP Healthcare & Biotechnology Fund



-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------


COMMON STOCK (95.4%)
FINANCIALS (1.5%)
  Ventas                                  30,380  $       973
                                                  ------------
HEALTH CARE (93.9%)
  Alcon                                    7,140          925
  Allergan (A)                             6,850          739
  Amgen (A)*                              23,720        1,871
  Amylin Pharmaceuticals (A)*             25,290        1,010
  Barr Pharmaceuticals*                   15,580          970
  Bausch & Lomb                           15,760        1,070
  Biogen Idec*                            15,130          686
  C.R. Bard                               26,810        1,767
  Caremark Rx*                            62,130        3,218
  Celgene*                                12,930          838
  Cephalon*                               15,290          990
  Cerner*                                 19,570        1,779
  Community Health Systems*               30,600        1,173
  Dade Behring Holdings                   33,890        1,386
  DaVita*                                  9,950          504
  Encysive Pharmaceuticals*               44,750          353
  Endo Pharmaceuticals Holdings*          40,580        1,228
  Fisher Scientific International*        27,140        1,679
  Genentech (A)*                          19,820        1,833
  Genzyme*                                10,770          762
  Gilead Sciences*                        38,590        2,031
  Henry Schein (A)*                       42,072        1,836
  Horizon Health*                         28,330          641
  Humana*                                 24,110        1,310
  Intuitive Surgical*                      4,510          529
  Johnson & Johnson (A)                   43,640        2,623
  LCA-Vision                              17,260          820
  Ligand Pharmaceuticals,
   Cl B (A)*                              15,800          176
  Medtronic (A)                           19,750        1,137
  Myogen*                                 79,990        2,412
  New River Pharmaceuticals*               9,280          481
  Omnicare (A)                            44,330        2,537
  Pfizer                                  95,790        2,234
  Quality Systems (A)                     11,530          885
  Resmed*                                 22,240          852
  Roche Holdings ADR                      19,750        1,478
  Sanofi-Aventis ADR                      14,560          639
  Sepracor*                                8,830          456
  Shire ADR                               17,478          678
  Sierra Health Services*                  6,120          489
  St. Jude Medical*                       38,440        1,930
  Sybron Dental Specialties*              12,100          482
  United Therapeutics*                    14,890        1,029
  UnitedHealth Group                      56,479        3,510
  Varian Medical Systems*                  9,670          487
  Viropharma*                             49,040          910
  WellCare Health Plans*                  32,720        1,337
  WellPoint*                              19,440        1,551
  Wyeth                                   36,510        1,682
                                                  ------------
                                                       61,943
                                                  ------------
Total Common Stock
  (Cost $54,098)                                       62,916
                                                  ------------

-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES
(21.4%)
  BlackRock Institutional Money
  Market Trust                        14,150,114  $    14,150
                                                  ------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
  (Cost $14,150)                                       14,150
                                                  ------------

CASH EQUIVALENT (4.7%)
  PNC Bank Money Market Fund,
    3.68%  (B)                         3,124,461        3,124
                                                  ------------
Total Cash Equivalent
  (Cost $3,124)                                         3,124
                                                  ------------

Total Investments (121.5%)
  (Cost $71,372)                                  $    80,190
                                                  ============

Percentages are based on Net Assets of $65,998,179.
* Non-income producing security.
(A) The security or a portion of the security is on loan at December
31, 2005. The total value of securities on loan at December 31, 2005 was $13,718,735.
(B) The rate shown is the 7-day effective yield less 50 basis points as of December 31, 2005.
ADR -- American Depositary Receipt
Cl -- Class

At December 31,2005, the tax basis cost of the Fund's investments was $71,697,578, and the unrealized appreciation and depreciation were $9,423,530 and $(930,787) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation International Equity Fund



-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

FOREIGN COMMON STOCK (97.3%)
AUSTRALIA (1.0%)
  Amcor                                   58,306  $       319
  National Australia Bank                 13,996          333
  Rio Tinto                               13,331          674
                                                  ------------
                                                        1,326
                                                  ------------
BELGIUM (0.3%)
  Fortis                                  11,470          365
                                                  ------------
BRAZIL (1.1%)
  Brasil Telecom Participacoes ADR        12,100          452
  Cia Paranaense de Energia ADR           66,800          503
  Petroleo Brasileiro ADR*                 5,100          364
  Telecomunicacoes Brasileiras ADR         5,340          183
                                                  ------------
                                                        1,502
                                                  ------------
CANADA (2.0%)
  Alcan                                    9,040          370
  Barrick Gold                            15,700          438
  Bombardier, Cl B                        79,600          189
  Canadian Imperial Bank of
  Commerce                                 3,200          211
  Kinross Gold*                           28,600          264
  Petro-Canada                             5,870          236
  Quebecor World                          28,030          379
  Sobeys                                   7,340          238
  Torstar, Cl B                            9,130          174
  Yamana Gold*                            27,400          181
                                                  ------------
                                                        2,680
                                                  ------------
CHINA (0.6%)
  China Telecom, Cl H                    607,900          223
  Huadian Power International, Cl H      661,400          169
  PetroChina ADR                           3,400          279
  Sina Corp*                               3,500           85
                                                  ------------
                                                          756
                                                  ------------
DENMARK (0.9%)
  Danske Bank                             11,487          405
  Novo-Nordisk, Cl B                      13,954          785
                                                  ------------
                                                        1,190
                                                  ------------
FINLAND (1.2%)
  M-real, Cl B                            39,100          195
  Metso                                   16,600          454
  Nokia                                   25,250          462
  Nokia ADR                               10,710          196
  UPM-Kymmene                             11,711          230
                                                  ------------
                                                        1,537
                                                  ------------
FRANCE (9.8%)
  Accor                                    7,478          411
  Air Liquide                              2,035          391
  Alcatel*                                35,000          434
  AXA                                     18,400          594
  BNP Paribas                              4,730          383
  Carrefour                               20,504          961
  Credit Agricole                         12,160          383
  Eiffage                                  3,424          370
  France Telecom                          34,096          847
  Lafarge                                  2,030          183
  LVMH Moet Hennessy Louis Vuitton        12,194        1,083
  Pinault-Printemps-Redoute                1,239          139

-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------
  Sanofi-Aventis                          13,228  $     1,159
  Societe Generale                         5,900          726
  Technip                                 12,800          770
  Thomson                                 27,160          569
  Total                                    9,968        2,504
  Valeo                                    9,241          343
  Veolia Environnement                    15,051          681
                                                  ------------
                                                       12,931
                                                  ------------
GERMANY (8.7%)
  Adidas-Salomon                           5,320        1,008
  Allianz*                                 1,630          247
  Bayer                                   22,725          949
  Bayerische Motoren Werke                13,100          575
  Deutsche Bank                            7,963          772
  Deutsche Boerse                          4,600          471
  Deutsche Lufthansa                      22,070          327
  Deutsche Post                           25,550          619
  Deutsche Telekom                        41,270          688
  E.ON*                                    2,280          236
  Hannover Rueckversicherung               8,770          311
  Henkel KGaA                              8,200          825
  Infineon Technologies*                  33,230          304
  Medion                                   3,710           51
  Metro                                    3,950          191
  MLP                                     23,700          491
  Rhoen Klinikum                          15,800          601
  Schering*                                7,022          470
  Siemens*                                16,519        1,416
  Volkswagen                              17,900          945
                                                  ------------
                                                       11,497
                                                  ------------
GREECE (0.3%)
  National Bank of Greece                  4,965          212
  Public Power                             7,620          166
                                                  ------------
                                                          378
                                                  ------------
GUERNSEY (0.5%)
  Amdocs*                                 25,000          687
                                                  ------------
HONG KONG (1.9%)
  Bank of East Asia                      115,374          349
  Cheung Kong Holdings                    47,000          482
  Citic Pacific                           47,000          130
  Denway Motors                        1,529,992          508
  Hung Hing Printing Group               100,000           59
  Prosperity REIT*                         1,469           15
  Sun Hung Kai Properties                 36,973          360
  Swire Pacific, Cl A                     65,887          592
                                                  ------------
                                                        2,495
                                                  ------------
HUNGARY (0.1%)
  Magyar Telekom                             500           11
  Magyar Telekom ADR                      37,400          168
                                                  ------------
                                                          179
                                                  ------------
INDIA (0.7%)
  Hindalco Industries GDR                 77,500          241
  Infosys Technologies ADR                 2,506          203
  Mahanagar Telephone Nigam ADR           18,700          129
  Reliance Industries GDR                  7,600          300
                                                  ------------
                                                          873
                                                  ------------

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation International Equity Fund


-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------
INDONESIA (0.2%)
  Gudang Garam                           166,400  $       198
                                                  ------------
IRELAND (1.1%)
  Bank of Ireland                         32,050          505
  Ryanair Holdings ADR*                   16,700          935
                                                  ------------
                                                        1,440
                                                  ------------
ITALY (2.7%)
  Banca Intesa                           148,302          786
  Banco Popolare di Verona
     e Novara                              7,060          143
  Benetton Group*                         11,076          126
  ENI                                     29,450          817
  Finmeccanica                             5,139           99
  Mediaset                                37,553          398
  UniCredito Italiano                    165,110        1,135
  Unipol                                  32,210           90
                                                  ------------
                                                        3,594
                                                  ------------
JAPAN (24.7%)
  77 Bank                                 34,100          259
  Aeon*                                   10,300          262
  Aiful                                    1,815          152
  Ajinomoto                               10,000          102
  Asatsu-DK                               13,500          430
  Astellas Pharma                          5,000          195
  Bridgestone                             30,000          625
  Canon                                    7,459          437
  Credit Saison*                           7,700          385
  Denso                                   22,200          767
  Dentsu                                     102          332
  Fanuc                                    7,400          629
  Fast Retailing                           5,500          538
  Fuji Heavy Industries                   26,700          145
  Fuji Photo Film                         14,400          477
  Funai Electric*                          2,450          271
  Hitachi                                 68,000          459
  Hitachi Construction Machinery          14,400          336
  JS Group                                13,300          266
  JSR                                     16,500          434
  Kao                                     11,500          308
  KDDI                                        83          479
  Keyence*                                   800          228
  Kuraray                                 21,500          223
  Mabuchi Motor                            4,900          272
  Matsumotokiyoshi                         2,700           85
  Matsushita Electric Industrial          23,000          444
  Millea Holdings*                            95        1,636
  Minebea*                                29,000          155
  Miraca Holdings                         29,000          632
  Mitsubishi Estate                       56,000        1,164
  Mitsubishi Heavy Industries*            96,000          424
  Mitsubishi UFJ Financial Group*            132        1,792
  Modec Inc                                8,800          278
  Murata Manufacturing                     1,800          115
  Nippon Express                          84,000          512
  Nippon Paper Group                          36          144
  Nippon System Development               13,700          448
  Nipponkoa Insurance                    178,000        1,429
  Nissan Motor                            49,500          502
  Nitto Denko                              3,200          250
  NTT Data                                   145          722

-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------
  Obic                                     1,300  $       287
  ORIX*                                    5,018        1,279
  Pioneer                                 20,900          290
  Ricoh                                   18,700          328
  RINNAI                                  10,400          247
  ROHM                                     4,900          533
  Secom*                                  13,500          707
  Sega Sammy Holdings*                    16,000          536
  Sekisui Chemical                        68,000          460
  Sekisui House                           25,000          315
  Sharp                                   23,000          350
  Shimamura                                2,100          291
  Shin-Etsu Chemical                       3,778          201
  Shinsei Bank                            44,000          255
  Skylark                                 14,700          234
  Sohgo Security Services*                 5,600           86
  Sony                                    18,900          773
  Sumco*                                     900           47
  Sumitomo Bakelite                       11,400           94
  Sumitomo Chemical                        8,500           58
  Sumitomo Mitsui Financial Group*            53          562
  T&D Holdings*                            9,550          634
  Takefuji                                12,030          818
  TDK                                      5,700          393
  Tokyo Gas                               92,000          409
  Tokyu                                  126,000          892
  Toshiba                                 58,000          346
  Toyoda Gosei                             9,300          181
  UFJ NICOS*                              89,000        1,122
  Yamaguchi Bank                           8,000          115
                                                  ------------
                                                       32,586
                                                  ------------
LUXEMBOURG (0.3%)
  Arcelor                                 17,800          441
                                                  ------------
MALAYSIA (0.2%)
  Sime Darby                             125,400          204
  Tenaga Nasional                         29,800           78
                                                  ------------
                                                          282
                                                  ------------
MEXICO (1.3%)
  Cemex ADR                                  765           46
  Coca-Cola Femsa ADR                      9,490          256
  Grupo Televisa ADR                       3,378          272
  Telefonos de Mexico ADR                 35,500          876
  Wal-Mart de Mexico, Cl V                41,279          229
                                                  ------------
                                                        1,679
                                                  ------------
NETHERLANDS (5.1%)
  ABN AMRO Holding                        12,623          330
  Aegon                                   20,210          329
  Akzo Nobel                              19,400          899
  Fortis Bank Nederland Holdings*          3,125           --
  Heineken                                14,795          469
  Koninklijke Ahold*                      68,900          516
  Koninklijke DSM                          9,100          372
  Koninklijke Philips Electronics         38,540        1,197
  Koninklijke Philips
  Electronics, NY Shares                   2,760           86
  Royal Dutch Shell, Cl A                 53,667        1,638
  Royal Numico*                            9,519          394
  VNU                                      3,740          124
  Wolters Kluwer                          16,378          331
                                                  ------------
                                                        6,685
                                                  ------------

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation International Equity Fund


-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------
NORWAY (0.1%)
  Telenor ASA                             18,748  $       184
                                                  ------------
PORTUGAL (0.6%)
  Banco Comercial Portugues              102,101          282
  Energias de Portugal                    78,460          241
  Portugal Telecom SGPS*                  28,195          285
                                                  ------------
                                                          808
                                                  ------------
SINGAPORE (0.7%)
  DBS Group Holdings                      43,460          431
  Flextronics International*              21,200          221
  United Overseas Bank                    31,400          276
                                                  ------------
                                                          928
                                                  ------------
SOUTH AFRICA (0.5%)
  Nampak*                                 65,070          174
  Nedbank Group                           17,482          277
  Sappi                                   21,300          245
                                                  ------------
                                                          696
                                                  ------------
SOUTH KOREA (4.6%)
  Hyundai Motor*                           2,740          265
  Kookmin Bank ADR                        33,918        2,534
  Korea Electric Power                     5,300          199
  Korea Electric Power ADR*                1,800           35
  KT ADR                                  19,700          425
  NCSoft*                                  2,310          176
  Samsung Electronics                      1,780        1,164
  Shinsegae*                                 758          333
  SK Telecom ADR                          46,770          949
                                                  ------------
                                                        6,080
                                                  ------------
SPAIN (2.5%)
  Acerinox                                10,775          157
  Banco Sabadell                           5,230          137
  Banco Santander Central Hispano*         8,570          113
  Endesa*                                  7,070          186
  Gamesa Corp Tecnolgica                   3,900           57
  Inditex                                  6,357          207
  Repsol YPF*                             59,321        1,732
  Telefonica*                             42,317          637
                                                  ------------
                                                        3,226
                                                  ------------
SWEDEN (0.9%)
  Electrolux, Cl B                        19,200          500
  Svenska Cellulosa, Cl B                  8,090          303
  Trelleborg, Cl B                        17,300          345
                                                  ------------
                                                        1,148
                                                  ------------
SWITZERLAND (6.9%)
  Ciba Specialty Chemicals                 6,913          447
  Clariant                                12,970          191
  Compagnie Financiere Richemont*          3,695          161
  Converium Holding                       43,600          481
  Credit Suisse Group                      9,900          505
  Lonza Group                             11,293          691
  Nestle                                   6,963        2,083
  Nobel Biocare Holding                    1,759          387
  Novartis                                43,749        2,299
  Roche Holding                            7,087        1,064
  Swiss Reinsurance*                       5,570          408

-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------
  UBS                                      4,590  $       437
                                                  ------------
                                                        9,154
                                                  ------------
TAIWAN (1.3%)
  AU Optronics ADR                        29,277          439
  Chunghwa Telecom ADR                    20,800          382
  Compal Electronics GDR                  51,363          261
  First Financial Holding GDR             15,300          219
  Taiwan Semiconductor
     Manufacturing ADR                    17,673          175
  United Microelectronics                 65,014          203
                                                  ------------
                                                        1,679
                                                  ------------
THAILAND (0.7%)
  Bangkok Bank                           176,500          452
  Kasikornbank                           138,200          253
  PTT                                     41,500          228
                                                  ------------
                                                          933
                                                  ------------
UNITED KINGDOM (13.5%)
  Admiral Group                           45,900          359
  Anglo American                          40,358        1,375
  AstraZeneca                              6,213          303
  BAA                                     24,002          259
  BAE Systems                             20,191          133
  Barclays                                36,283          382
  Boots Group                             39,485          411
  BP                                      81,957          873
  BT Group                                52,084          200
  Capita Group                            36,891          265
  Carnival                                10,619          603
  Centrica                                88,820          389
  Compass Group                           38,390          146
  Diageo                                 158,080        2,292
  GKN                                     28,061          139
  GlaxoSmithKline                         60,466        1,529
  HBOS                                    32,300          552
  HSBC Holdings                           19,082          306
  Imperial Tobacco Group                  13,770          412
  International Power                    154,439          637
  Invensys*                            1,238,700          394
  J Sainsbury                             36,418          198
  Kingfisher                             275,001        1,123
  Marks & Spencer Group                   14,051          122
  Michael Page International              96,200          447
  Northern Rock                           30,400          493
  Old Mutual                              85,600          243
  Rexam                                   14,418          126
  Royal & Sun Alliance Insurance
   Group                                 287,675          623
  Royal Bank of Scotland Group            21,137          639
  Smith & Nephew                          50,947          470
  Trinity Mirror                           4,800           47
  Unilever                                37,434          371
  Vodafone Group                         453,604          980
                                                  ------------
                                                       17,841
                                                  ------------
UNITED STATES (0.3%)
  NTL*                                     5,200          354
                                                  ------------
Total Foreign Common Stock
  (Cost $100,237)                                     128,332
                                                  ------------

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation International Equity Fund

-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

CASH EQUIVALENTS (3.3%)
  BlackRock TempCash Fund,
     Institutional Shares, 4.21% (A)   1,128,280  $     1,128
  BlackRock TempFund,
     Institutional Shares, 4.21% (A)     687,496          687
  PNC Bank Money Market Fund,
     3.68% (B)                         2,530,559        2,531
                                                  ------------
                                                        4,346
                                                  ------------
Total Cash Equivalents
  (Cost $4,346)                                         4,346
                                                  ------------

Total Investments (100.6%)
  (Cost $104,583)                                 $   132,678
                                                  ============

Percentages are based on Net Assets of $131,857,500.
* Non-income producing security.
(A) The rate shown is the 7-day effective yield as of December 31, 2005.
(B) The rate shown is the 7-day effective yield less 50 basis points as of December 31, 2005.
ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
NY -- New York
REIT -- Real Estate Investment Trust

At December 31, 2005, the tax basis cost of the Fund's investments was $104,583,403, and the unrealized appreciation and depreciation were $29,582,225 and $(1,487,619) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS      December 31, 2005 (Unaudited)


Constellation Strategic Value and High Income Fund



-----------------------------------------------------------------
                                          Shares    Value (000)
-----------------------------------------------------------------

AFFILIATED EQUITY FUND (60.4%)
  Constellation Small Cap Value
     Opportunities Fund, Class II
     Shares                               30,645  $       554
                                                  ------------
Total Affiliated Equity Fund                              554
  (Cost $429)
                                                  ------------

AFFILIATED FIXED INCOME FUNDS (40.0%)
  Constellation Chartwell Ultra Short
     Duration Fixed Income Fund,
     Class I Shares                       18,387          185
  Constellation Chartwell
     Short Duration Fixed Income Fund,
     Class I Shares                       18,587          182
                                                  ------------
Total Affiliated Fixed Income Funds
  (Cost $368)                                             367
                                                  ------------

Total Investments (100.4%)
  (Cost $797)                                     $       921
                                                  ============

Percentages are based on Net Assets of $916,883.

The Constellation Strategic Value and High Income Fund is a "fund of funds," which means that it invests substantially all of its assets in shares of other mutual funds (referred to as the "underlying funds"), rather than in individual securities. As a fund of funds, the Fund pursues its objective by investing substantially all of its assets in shares of three other Constellation Funds - the Constellation Small Cap Value Opportunities Fund, the Constellation Chartwell Ultra Short Duration Fixed Income Fund and the Constellation Chartwell Short Duration Fixed Income Fund. In addition, the Fund may invest in other underlying funds sponsored and offered by the Constellation Funds family. As a result, the investment performance of the Fund is directly related to the performance of the underlying funds.

At December 31, 2005, the tax basis cost of the Fund's investments was $797,578, and the unrealized appreciation and depreciation were $127,259 and $(3,154) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Constellation Funds

                                           /s/ John H. Grady, Jr.
By (Signature and Title)*                  ------------------------------------
                                           John H. Grady, Jr., President & CEO


Date February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           /s/ John H. Grady, Jr.
By (Signature and Title)*                  ------------------------------------
                                           John H. Grady, Jr., President & CEO

Date February 9, 2006
                                           /s/ Eric Kleinschmidt
By (Signature and Title)*                  ------------------------------------
                                           Eric Kleinschmidt, Controller & CFO

Date February 9, 2006

* Print the name and title of each signing officer under his or her signature.

CERTIFICATION
PURSUANT TO SECTION 302
OF THE SARBANES-OXLEY ACT OF 2002


I, John H. Grady, Jr., certify that:


1. I have reviewed this report on Form N-Q of Constellation Funds;


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;


4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b) Designed such internal controls over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and


d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and


b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: February 9, 2006

                                                     /s/ John H. Grady, Jr.
                                                     -----------------------
                                                     John H. Grady, Jr.
                                                     President & CEO

CERTIFICATION
PURSUANT TO SECTION 302
OF THE SARBANES-OXLEY ACT OF 2002


I, Eric Kleinschmidt., certify that:


1. I have reviewed this report on Form N-Q of Constellation Funds;


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;


4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b) Designed such internal controls over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and


d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and


b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: February 9, 2006

                                                     /s/ Eric Kleinschmidt
                                                     ----------------------
                                                     Eric Kleinschmidt
                                                     Controller & CFO